                      [PHOTO]       [PHOTO]       [PHOTO]

                            CALAMOS FAMILY OF FUNDS

                     SEMI-ANNUAL REPORT SEPTEMBER 30, 2002

               CALAMOS Convertible Fund
               CALAMOS Convertible Growth and Income Fund
               CALAMOS Market Neutral Fund
               CALAMOS Growth Fund
               CALAMOS Global Convertible Fund
               CALAMOS High Yield Fund
               CALAMOS Mid Cap Value Fund

                           [CALAMOS INVESTMENTS LOGO]
                        Strategies for Serious Money(TM)

                               PRESIDENT'S LETTER


--------------------------------------------------------------------------------
President Photo
--------------------------------------------------------------------------------

Dear Shareholder:
       Thank you for your continued confidence in the CALAMOS Family of Funds. We know that the recent market volatility has presented exceptional challenges to investors, and we are pleased that you have chosen our firm, with its emphasis on risk management, to apply its Strategies for Serious Money on your behalf.
       At CALAMOS, we hold steady to our investment philosophy in all phases of the market cycle. We employ a disciplined investment process that continually maintains each Fund's risk/reward profile, making adjustments during both market peaks and troughs. Our quantitative research and qualitative analysis of companies, industries, and the economic environment help us identify risks when the stock market is flying high and potential rewards when investor sentiment is grim.
       During a difficult climate, your Funds have enjoyed superior performance relative to their peers, as evidenced by their Morningstar(TM) ratings. Therefore we are especially proud to note these ratings as of 9/30/02 (Class A shares)(1, 4):

                              CALAMOS GROWTH FUND
                                   * * * * *
           Overall Morningstar rating among 476 mid-cap growth funds.

                   CALAMOS CONVERTIBLE GROWTH AND INCOME FUND
                                   * * * * *
             Overall Morningstar rating among 61 convertible funds.

                            CALAMOS CONVERTIBLE FUND
                                   * * * * *
             Overall Morningstar rating among 61 convertible funds.

                         CALAMOS MARKET NEUTRAL FUND(2)
                                   * * * * *
          Overall Morningstar rating among 680 domestic hybrid funds.

                        CALAMOS GLOBAL CONVERTIBLE FUND
                                    * * * *
        Overall Morningstar rating among 49 international hybrid funds.

                            CALAMOS HIGH YIELD FUND
                                    * * * *
          Overall Morningstar rating among 285 high yield bond funds.

(1)Calamos Growth Fund: 5 stars for 3, 5, and 10 years out of 476, 326 and 82 mid-cap growth funds respectively; Calamos Convertible Growth and Income
   Fund: 5 stars for 3, 5 and 10 years out of 61, 47 and 17 convertible funds respectively; Calamos Convertible Fund: 5 stars for 3, 5 and 10 years out of 61, 47 and 17 convertible funds respectively; Calamos Market Neutral Fund: 5 stars for 3 and 5 years and 4 stars for 10 years out of 680, 517 and 127 domestic hybrid funds respectively; Calamos Global Convertible Fund: 4 stars for 3 and 5 years out of 49 and 41 international hybrid funds respectively; Calamos High Yield Fund: 4 stars for 3 years out of 285 high yield bond funds.

(2)The Calamos Market Neutral Fund is closed to new investors as of November 30, 2001.


                        Strategies for Serious Money (R)                       1

                               PRESIDENT'S LETTER

       Again, thank you for entrusting your investments with the CALAMOS Family of Funds. We pledge our continued commitment to serving you with Strategies for Serious Money.

Sincerely,

/s/ John P. Calamos
John P. Calamos, Sr.
Chairman and Chief Investment Officer

                            CALAMOS FAMILY OF FUNDS

                          PERFORMANCE AS OF 9/30/2002

                                                              Average Annual Total Return(3)
FUND NAME                                       ----------------------------------------------------------
CLASS/(Inception)               ONE YEAR           FIVE YEARS           TEN YEARS        SINCE INCEPTION
                            ------------------------------------------------------------------------------
                                       Load                Load                Load                 Load
                                     Adjusted            Adjusted            Adjusted             Adjusted
Growth
A Shares: (9/4/90)          -3.96%    -8.52%    15.24%    14.12%    17.86%    17.29%    18.04%     17.56%
----------------------------------------------------------------------------------------------------------
Mid Cap Value Fund
A Shares: (1/2/02)            NA         NA       NA         NA       NA         NA     -24.40%*  -28,00%*
----------------------------------------------------------------------------------------------------------
Convertible Growth and
  Income Fund
A Shares: (9/22/88)         -1.54%    -6.21%    11.36%    10.28%    14.37%    13.81%    13.90%     13.51%
----------------------------------------------------------------------------------------------------------
Convertible Fund
A Shares: (6/21/85)         -3.17%    -7.75%    7.13%      6.10%    11.40%    10.87%    10.70%     10.39%
----------------------------------------------------------------------------------------------------------
Global Convertible
A Shares: (9/9/96)          -4.71%    -9.25%    5.35%      4.34%      NA         NA      8.86%      7.99%
----------------------------------------------------------------------------------------------------------
High Yield
A Shares: (8/1/99)          -1.32%    -6.04%      NA         NA       NA         NA      0.96%     -0.59%
----------------------------------------------------------------------------------------------------------
Market Neutral(2)
A Shares: (9/4/90)          5.66%      0.65%    9.31%      8.24%    8.90%      8.38%     9.45%      9.01%
----------------------------------------------------------------------------------------------------------

* not annualized
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE FUNDS ARE NOT FDIC INSURED, NOT BANK GUARANTEED AND MAY LOSE VALUE.

Special risk considerations that may increase volatility may be present in the following investments: Growth Fund and Mid Cap Value Fund invest in smaller-company stocks, which generally presents greater risk than stocks of larger, more established companies.

Global Convertible Fund may invest up to 100% (and all other CALAMOS funds up to 25%) of assets in foreign securities. Investing outside the U. S. offers both risks and rewards. Increased volatility, changes in the value of foreign currencies, and difficulty in obtaining information are some of the risks involved.

High Yield Fund invests in lower-rated fixed-income securities, often referred to as "junk bonds," which generally present greater risks than higher-quality securities.

Important notes continue on the next page.


 2                      Strategies for Serious Money (R)

                               PRESIDENT'S LETTER

Performance shown for the Convertible Fund and Market Neutral Fund includes the effects of an overpayment of dividends and/ or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by CALAMOS ASSET MANAGEMENT, INC.), which increased certain return figures.

Performance shown reflects the effects of an expense reimbursement which improved results.

Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Due to ongoing market volatility, performance is subject to substantial short-term fluctuations. Returns in the shaded area are adjusted for the maximum front-end sales load of 4.75% for Class A shares. The fund offers other classes of shares, performance of which will vary from that shown.

(3)Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average, assuming reinvestment of dividend and capital gain distributions.

(4)SOURCE: Morningstar, Inc. Ratings are for Class A shares, the other classes may have different performance characteristics. For each U.S.-domiciled fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages). The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

FOR MORE INFORMATION on the CALAMOS Family of Funds, please call your investment professional or CALAMOS FINANCIAL SERVICES, INC., the Fund's distributor, at 800-582-6959 for a prospectus. Be sure to read the prospectus carefully before investing or sending money.



                        Strategies for Serious Money (R)                       3

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
CONVERTIBLE BONDS (53.1%)
                  CAPITAL GOODS - INDUSTRIAL (8.9%)
$ 3,200,000       Briggs & Stratton Corp.(b)
                  5.000%, 05/15/06                  $  3,260,000
  1,310,000       Brooks-PRI Automation, Inc.(b)
                  4.750%, 06/01/08                       954,663
  5,200,000       Brooks-PRI Automation, Inc.
                  4.750%, 06/01/08                     3,789,500
  1,095,000       General Motors Corp.(c)
                  4.500%, 03/06/32                    26,143,125
  6,600,000       HMC Cayman Finance Company
                  3.000%, 08/17/03                     6,839,830
  6,000,000       SPX Corp.
                  0.000%, 02/06/21                     3,892,500
  1,140,000       Thermo Electron Corp.
                  4.000%, 01/15/05                     1,100,100
  3,185,000       Thermo Electron Corp.
                  (Thermotrex)
                  3.250%, 11/01/07                     2,786,875
 23,000,000       Tyco International, Ltd.
                  0.000%, 02/12/21                    16,847,500
  2,750,000       Waste Connections, Inc.(b)
                  5.500%, 04/15/06                     3,231,250
  3,200,000       Waste Connections, Inc.(b)
                  2.323%, 05/01/22                     3,172,000
                                                    ------------
                                                      72,017,343
                  CAPITAL GOODS - TECHNOLOGY (10.5%)
  6,800,000       Acxiom Corp.
                  3.750%, 02/15/09                     7,216,500
  6,000,000       Adaptec, Inc.(b)
                  3.000%, 03/05/07                     4,095,000
 13,830,000       Amazon.com, Inc.
                  4.750%, 02/01/09                     9,041,363
  1,400,000       Atmel Corp.(b)
                  0.000%, 04/21/18                       533,750
  8,000,000       Atmel Corp.(b)
                  0.000%, 05/23/21                     1,190,000
  3,245,000       Bisys Group, Inc.(b)
                  4.000%, 03/15/06                     2,989,456
  4,500,000       Celestica, Inc.
                  0.000%, 08/01/20                     1,923,750
  6,250,000       Computer Associates
                  International, Inc.(b)
                  5.000%, 03/15/07                     5,031,250
  4,765,000       Conexant Systems, Inc.
                  4.000%, 02/01/07                     1,363,981
  5,000,000       First Data Corp.
                  2.000%, 03/01/08                     5,281,250
  5,000,000       GTECH Holdings Corp.(b)
                  1.750%, 12/15/21                     5,781,250
  2,920,000       L-3 Communications Holdings(b)
                  5.250%, 06/01/09                     4,252,250
  9,500,000       L-3 Communications Holdings
                  4.000%, 09/15/11                    11,483,125
  2,000,000       Liberty Media Corp. (Motorola)
                  3.500%, 01/15/31                     1,252,500
  1,150,000       LSI Logic Corp.
                  4.250%, 03/15/04                     1,072,375

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$ 2,000,000       Motorola, Inc.
                  0.000%, 09/27/13                  $  1,395,000
  2,400,000       Photronics, Inc.(b)
                  4.750%, 12/15/06                     1,713,000
 26,000,000       Solectron Corp.
                  0.000%, 11/20/20                    10,432,500
  2,995,000       Symantec Corp.(b)
                  3.000%, 11/01/06                     3,777,444
  3,500,000       Symantec Corp.
                  3.000%, 11/01/06                     4,414,375
  1,175,000       Systems & Computer Technology
                  Corp.
                  5.000%, 10/15/04                     1,000,219
                                                    ------------
                                                      85,240,338
                  CONSUMER CYCLICALS (10.5%)
  3,000,000       Carnival Corp.(b)
                  2.000%, 04/15/21                     3,071,250
  6,500,000       Carnival Corp.
                  2.000%, 04/15/21                     6,654,375
  6,000,000       Charming Shoppes, Inc.(b)
                  4.750%, 06/01/12                     6,007,500
  6,000,000       Four Seasons Hotels
                  0.000%, 09/23/29                     1,807,500
  3,200,000       Hilton Hotel Corp.
                  5.000%, 05/15/06                     2,944,000
  9,500,000       J.C. Penney Company, Inc.(b)
                  5.000%, 10/15/08                     8,360,000
  4,000,000       J.C. Penney Company, Inc.
                  5.000%, 10/15/08                     3,520,000
 10,000,000       Jones Apparel Group, Inc.
                  0.000%, 02/01/21                     5,337,500
 14,600,000       Lear Corp.(b)
                  0.000%, 02/20/22                     6,387,500
  6,150,000 EUR   NRW Lufthansa
                  1.250%, 01/04/12                     5,539,133
  3,132,000 EUR   Publicis Group, SA
                  1.000%, 01/18/18                     2,881,112
 26,100,000       Royal Caribbean Cruises, Ltd.
                  0.000%, 02/02/21                     8,906,625
  6,500,000       Royal Caribbean Cruises, Ltd.
                  0.000%, 05/18/21                     2,518,750
 11,000,000       Starwood Hotel & Resorts
                  Worldwide, Inc.(b)
                  0.000%, 05/25/21                     5,431,250
  9,500,000       The Gap, Inc.(b)
                  5.750%, 03/15/09                     9,381,250
  2,000,000       The Gap, Inc.
                  5.750%, 03/15/09                     1,975,000
  7,300,000       Valassis Communications, Inc.
                  0.000%, 06/06/21                     4,206,625
                                                    ------------
                                                      84,929,370
                  CONSUMER GROWTH STAPLES (12.9%)
  1,350,000       Alza Corp. (Johnson &
                  Johnson)(b)
                  0.000%, 07/28/20                     1,066,500
  3,500,000       Alza Corp. (Johnson & Johnson)
                  0.000%, 07/28/20                     2,765,000
  3,500,000       American Greetings Corp.(b)
                  7.000%, 07/15/06                     5,201,875

 4             See accompanying Notes to Schedule of Investments.

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$ 1,730,000       AmerisourceBergen Corp.(b)
                  5.000%, 12/01/07                  $  2,675,013
  7,235,000       Cendant Corp.(b)
                  0.000%, 02/13/21                     4,467,612
 12,500,000       Cendant Corp.
                  0.000%, 02/13/21                     7,718,750
  4,000,000       Community Health Systems, Inc.
                  4.250%, 10/15/08                     4,240,000
 11,100,000       Cracker Barrel Old Country
                  Store, Inc.(b)
                  0.000%, 04/03/32                     4,606,500
 11,000,000 CHF   Givaudan, SA
                  1.000%, 06/07/06                    16,019,300
  7,000,000       Hasbro, Inc.(b)
                  2.750%, 12/01/21                     6,370,000
  8,775,000       Health Management Associates,
                  Inc.(b)
                  0.000%, 01/28/22                     7,700,062
  5,000,000       IVAX Corp.
                  4.500%, 05/15/08                     3,868,750
  8,400,000       King Pharmaceuticals, Inc.(b)
                  2.750%, 11/15/21                     7,287,000
  8,500,000       Laboratory Corporation of
                  America Holdings
                  0.000%, 09/11/21                     5,960,625
  1,750,000       LifePoint Hospitals, Inc.(b)
                  4.500%, 06/01/09                     1,686,563
  7,800,000       Lowe's Companies, Inc.
                  0.861%, 10/19/21                     7,605,000
 11,000,000       News America, Inc.(b)
                  0.000%, 02/28/21                     5,183,750
  5,300,000       Reebok International, Ltd.(b)
                  4.250%, 03/01/21                     5,353,000
  1,700,000       Service Corp.
                  6.750%, 06/22/08                     1,372,750
  4,900,000       Skechers U.S.A., Inc.(b)
                  4.500%, 04/15/07                     3,344,250
                                                    ------------
                                                     104,492,300
                  CONSUMER STAPLES (1.7%)
  2,000,000 EUR   Koninklijke Ahold
                  4.000%, 05/19/05                     1,871,911
 17,000,000       Supervalu, Inc.(b)
                  0.000%, 11/02/31                     4,738,750
  6,500,000       Nestle Australia, Ltd.
                  3.000%, 05/09/05                     7,307,950
                                                    ------------
                                                      13,918,611
                  CREDIT CYCLICALS (0.8%)
 15,000,000       Masco Corp.
                  0.000%, 07/20/31                     6,300,000
                                                    ------------
                  CREDIT CYCLICALS (1.6%)
  4,000,000       Anadarko Petroleum Corp.
                  0.000%, 03/07/20                     2,475,000
  3,000,000       Devon Energy (Chevron)
                  4.900%, 08/15/08                     3,022,500
  8,400,000       Diamond Offshore Drilling,
                  Inc.(b)
                  1.500%, 04/15/31                     7,549,500
                                                    ------------
                                                      13,047,000

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
                  FINANCIAL (3.9%)
$ 2,600,000       Equity Office Properties Trust
                  7.250%, 11/15/08                  $  2,733,250
  9,600,000       Goldman Sachs, MTN
                  1.000%, 12/12/07                     8,742,240
  3,500,000       PMI Group, Inc.(b)
                  2.500%, 07/15/21                     3,613,750
  3,600,000       Radian Group, Inc.
                  2.250%, 01/01/22                     3,528,000
 10,600,000       Select Insurance Group
                  1.616%, 09/24/32                     4,041,250
    415,000       Travelers Property Casualty
                  Corp.(c)
                  4.500%, 04/15/32                     8,665,200
                                                    ------------
                                                      31,323,690
                  TELECOMMUNICATIONS (2.1%)
  2,000,000       Corning, Inc.
                  4.875%, 03/01/08                     1,005,000
  2,700,000       Harris Corp.
                  3.500%, 08/15/22                     2,956,500
    400,000       Liberty Media Corp.
                  (Sprint PCS Group)(b)
                  3.750%, 02/15/30                       190,500
  3,780,000       Nextel Communications, Inc.(b)
                  6.000%, 06/01/11                     2,731,050
 14,000,000       Nextel Communications, Inc.
                  6.000%, 06/01/11                    10,115,000
                                                    ------------
                                                      16,998,050
                  UTILITIES (0.2%)
  4,500,000       AES Corp.
                  4.500%, 08/15/05                     1,411,875
                                                    ------------
                  TOTAL CONVERTIBLE BONDS
                  (Cost $452,107,141)                429,678,577

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (21.5%)
                  CAPITAL GOODS - INDUSTRIAL (2.8%)
    570,000       Ford Motor Company Capital Trust
                  II
                  6.500%                              22,965,300
                  CAPITAL GOODS - TECHNOLOGY (4.6%)
    430,000       Electronic Data Systems Corp.
                  7.625%                               7,826,000
    335,000       Motorola, Inc.
                  7.000%                              12,133,700
     36,000       Northrop Grumman Corp.
                  7.250%                               4,654,080
    142,400       Raytheon Company
                  8.250%                               7,404,800
    275,000       Reliant Energy, Inc.
                  2.000%                               5,134,250
                                                    ------------
                                                      37,152,830
                  CONSUMER CYCLICALS (1.4%)
    138,200       Newell Financial Trust I
                  5.250%                               6,219,000
    150,000       Toys 'R' Us, Inc.
                  6.250%                               5,197,500
                                                    ------------
                                                      11,416,500

               See accompanying Notes to Schedule of Investments.              5

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
                  CONSUMER GROWTH STAPLES (1.7%)
$    87,000       Anthem, Inc.
                  6.000%                            $  6,970,440
    200,000       Cendant Corp.
                  7.750%                               6,760,000
                                                    ------------
                                                      13,730,440
                  CONSUMER STAPLES (0.8%)
    115,000       Suiza Foods Capital Trust II
                  5.500%                               6,382,500
                  CREDIT CYCLICALS (3.4%)
    133,400       Washington Mutual, Inc.(b)
                  5.375%                               6,469,900
    433,300       Washington Mutual, Inc.
                  5.375%                              21,015,050
                                                    ------------
                                                      27,484,950
                  FINANCIAL (4.7%)
    141,700       Commerce Bancorp, Inc.(b)
                  5.950%                               7,279,837
     24,800       Equity Office Properties Trust
                  5.250%                               1,066,400
     50,700       Equity Residential Properties
                  Trust
                  7.250%                               1,186,380
     86,000       Host Marriott Financial Trust
                  6.750%                               3,182,000
    173,700       LaBranche & Company, Inc.
                  6.750%                               4,038,525
     64,000       Metlife Capital Trust I
                  8.000%                               4,518,400
    139,500       National Australia Bank, Ltd.
                  7.875%                               4,561,650
    170,000       Prudential Financial, Inc.
                  6.750%                               8,602,850
     46,600       Sovereign Capital Trust II
                  7.500%                               3,401,800
                                                    ------------
                                                      37,837,842
                  TRANSPORTATION (0.8%)
     53,000       CNF Trust I
                  5.000%                               2,533,400
     78,100       Union Pacific Capital Trust
                  6.250%                               3,992,863
                                                    ------------
                                                       6,526,263
                  UTILITIES (1.3%)
     60,000       AES Trust VII
                  6.000%                                 675,000
     81,500       AES Trust VII(b)
                  6.000%                                 916,875
    113,565       Calpine Capital Trust III
                  5.000%                               1,022,085
     99,400       Calpine Capital Trust III(b)
                  5.000%                                 894,600
    150,000       FPL Group, Inc.
                  8.000%                               7,456,500
                                                    ------------
                                                      10,965,060
                                                    ------------
                  TOTAL CONVERTIBLE PREFERRED
                  STOCKS
                  (Cost $207,971,831)                174,461,685

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
COMMON STOCKS (15.0%)
                  CAPITAL GOODS - INDUSTRIAL (0.8%)
$   270,000       Waste Management, Inc.            $  6,296,400
                  CAPITAL GOODS - TECHNOLOGY (1.0%)
    125,000       Electronic Arts, Inc.(a)             8,245,000
                  CONSUMER CYCLICALS (5.5%)
    350,000       Boeing Company                      11,945,500
    570,000       Hilton Hotel Corp.                   6,486,600
    150,000       Jones Apparel Group, Inc.(a)         4,605,000
     86,000       The Black & Decker Corp.             3,605,980
    400,000       The Men's Wearhouse, Inc.(a)         5,880,000
    770,000       Walt Disney Company                 11,657,800
                                                    ------------
                                                      44,180,880
                  CONSUMER GROWTH STAPLES (6.7%)
    220,000       Biogen, Inc.(a)                      6,439,400
    600,000       Mattel, Inc.                        10,806,000
    140,000       Merck & Company, Inc.                6,399,400
    235,000       Mylan Laboratories, Inc.             7,693,900
    400,000       The News Corp., Ltd.                 7,700,000
     24,000       The Washington Post Company         15,576,000
                                                    ------------
                                                      54,614,700
                  CREDIT CYCLICALS (0.6%)
     28,000       Federal Home Loan Mortgage Corp.     1,565,200
    110,000       Washington Mutual, Inc.              3,461,700
                                                    ------------
                                                       5,026,900
                  FINANCIAL (0.4%)
     60,000       Countrywide Credit Industry,
                  Inc.                                 2,829,000
                                                    ------------
                  TOTAL COMMON STOCKS
                  (Cost $128,187,146)                121,192,880

 NUMBER OF
 CONTRACTS                                             VALUE
----------------------------------------------------------------
PUT OPTIONS (0.0%)
                  CAPITAL GOODS - TECHNOLOGY (0.0%)
        225       Electronic Data Systems Corp.
                  LEAPS Expiration 01/18/03
                  Strike 60                                2,813
                  CREDIT CYCLICALS (0.0%)
        375       Washington Mutual, Inc.
                  LEAPS Expiration 01/18/03
                  Strike 33.375                           63,750
                                                    ------------
                  TOTAL PUT OPTIONS
                  (Cost $576,050)                         66,563

 6             See accompanying Notes to Schedule of Investments.

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (1.6%)
$13,000,000       United States Treasury Strips
                  0.000%, 11/15/18                  $  5,826,743
                  UNITED STATES TREASURY NOTES
  2,750,000       6.875%, 05/15/06                     3,188,927
  2,000,000       6.500%, 10/15/06                     2,315,782
  2,000,000       6.250%, 02/15/03                     2,035,548
                                                    ------------
                                                       7,540,257
                                                    ------------
                  TOTAL U.S. GOVERNMENT SECURITIES
                  (Cost $11,686,005)                  13,367,000
                                                    ------------

TOTAL INVESTMENTS (91.2%)
(Cost $800,528,173)                                  738,766,705
                                                    ------------

OTHER ASSETS, LESS LIABILITIES (8.8%)               $ 71,622,369
                                                    ------------
NET ASSETS (100.0%)                                 $810,389,074
                                                    ------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional buyers.
(c) Security trades at a price that takes into account the value, if any, of accrued but unpaid interest.

                See accompanying Notes to Financial Statements.                7

                             CONVERTIBLE GROWTH AND

                                  INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
CONVERTIBLE BONDS (54.8%)
              BASIC INDUSTRIES (2.1%)
$ 4,300,000   Freeport-McMoRan Copper & Gold, Inc.
              8.250%, 01/31/06                      $  5,149,250
 15,000,000   INCO, Ltd.
              0.000%, 03/29/21                         8,812,500
                                                    ------------
                                                      13,961,750
              CAPITAL GOODS - INDUSTRIAL (7.8%)
    565,000   Brooks-PRI Automation, Inc.(b)
              4.750%, 06/01/08                           411,744
    825,000   General Motors Corp.(c)
              4.500%, 03/06/32                        19,696,875
  8,000,000   Labor Ready, Inc.(b)
              6.250%, 06/15/07                         8,620,000
  4,670,000   Lennox International, Inc.
              6.250%, 06/01/09                         4,856,800
    625,000   Robbins & Myers, Inc.
              6.500%, 09/01/03                           614,062
  4,800,000   Sonic Automotive, Inc.
              5.250%, 05/07/09                         3,654,000
  1,700,000   Thermo Electron Corp.
              4.000%, 01/15/05                         1,640,500
 10,000,000   Tyco International, Ltd.
              0.000%, 02/12/21                         7,325,000
  2,250,000   Waste Connections, Inc.(b)
              5.500%, 04/15/06                         2,643,750
  2,000,000   Waste Connections, Inc.(b)
              2.323%, 05/01/22                         1,982,500
                                                    ------------
                                                      51,445,231
              CAPITAL GOODS - TECHNOLOGY (11.5%)
  6,000,000   Acxiom Corp.
              3.750%, 02/15/09                         6,367,500
  5,500,000   Adaptec, Inc.(b)
              3.000%, 03/05/07                         3,753,750
  2,400,000   Affiliated Computer Services,
              Inc.(b)
              3.500%, 02/15/06                         2,910,000
    800,000   Atmel Corp.(b)
              0.000%, 04/21/18                           305,000
    900,000   Atmel Corp.
              0.000%, 04/21/18                           343,125
  3,500,000   Atmel Corp.(b)
              0.000%, 05/23/21                           520,625
  2,800,000   Bisys Group, Inc.(b)
              4.000%, 03/15/06                         2,579,500
  3,000,000   Bisys Group, Inc.
              4.000%, 03/15/06                         2,763,750
  2,950,000   Celestica, Inc.
              0.000%, 08/01/20                         1,261,125
  5,925,000   Cymer, Inc.(b)
              3.500%, 02/15/09                         4,562,250
  2,600,000   Documentum, Inc.(b)
              4.500%, 04/01/07                         2,002,000
  5,000,000   Fairchild Semiconductor
              International, Inc.
              5.000%, 11/01/08                         4,012,500
  2,500,000   FEI Company(b)
              5.500%, 08/15/08                         1,834,375
  3,825,000   First Data Corp.
              2.000%, 03/01/08                         4,040,156

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$ 5,800,000   GTECH Holdings Corp.(b)
              1.750%, 12/15/21                      $  6,706,250
  1,000,000   GTECH Holdings Corp.
              1.750%, 12/15/21                         1,156,250
  5,000,000   L-3 Communications Holdings
              4.000%, 09/15/11                         6,043,750
  1,500,000   L-3 Communications Holdings(b)
              5.250%, 06/01/09                         2,184,375
  4,400,000   Photronics, Inc.(b)
              4.750%, 12/15/06                         3,140,500
  3,500,000   Sandisk Corp.
              4.500%, 11/15/06                         3,731,875
  1,540,000   Symantec Corp.(b)
              3.000%, 11/01/06                         1,942,325
  3,000,000   Symantec Corp.
              3.000%, 11/01/06                         3,783,750
    250,000   Systems & Computer Technology Corp.
              5.000%, 10/15/04                           212,813
  6,000,000   Tech Data Corp.(b)
              2.000%, 12/15/21                         4,987,500
  6,000,000   Vishay Intertechnology, Inc.
              5.750%, 12/15/06                         5,295,000
                                                    ------------
                                                      76,440,044
              CONSUMER CYCLICAL (10.2%)
 11,300,000   Airborne, Inc.
              5.750%, 04/01/07                        10,579,625
  8,600,000   Best Buy Company, Inc.
              0.684%, 06/27/21                         5,676,000
  1,275,000   Carnival Corp.(b)
              2.000%, 04/15/21                         1,305,281
  5,000,000   Carnival Corp.
              2.000%, 04/15/21                         5,118,750
  5,200,000   Charming Shoppes, Inc.(b)
              4.750%, 06/01/12                         5,206,500
  2,500,000   EGL, Inc.
              5.000%, 12/15/06                         2,271,875
  3,000,000   Four Seasons Hotels
              0.000%, 09/23/29                           903,750
  6,600,000   J.C. Penney Company, Inc.(b)
              5.000%, 10/15/08                         5,808,000
  4,000,000   J.C. Penney Company, Inc.
              5.000%, 10/15/08                         3,520,000
  3,800,000   Jones Apparel Group, Inc.(b)
              0.000%, 02/01/21                         2,028,250
 19,000,000   Lear Corp.(b)
              0.000%, 02/20/22                         8,312,500
 12,460,000   Royal Caribbean Cruises, Ltd.
              0.000%, 02/02/21                         4,251,975
  8,800,000   The Gap, Inc.
              5.750%, 03/15/09                         8,690,000
  7,000,000   Valassis Communications, Inc.
              0.000%, 06/06/21                         4,033,750
                                                    ------------
                                                      67,706,256
              CONSUMER GROWTH STAPLES (12.9%)
  1,750,000   Alza Corp. (Johnson & Johnson)
              0.000%, 07/28/20                         1,382,500
  1,520,000   AmerisourceBergen Corp.(b)
              5.000%, 12/01/07                         2,350,300

 8             See accompanying Notes to Schedule of Investments.

                             CONVERTIBLE GROWTH AND

                                  INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$ 8,600,000   Brinker International, Inc.(b)
              0.000%, 10/10/21                      $  5,461,000
  7,500,000   Brinker International, Inc.
              0.000%, 10/10/21                         4,762,500
  2,700,000   Cendant Corp.
              3.875%, 11/27/11                         2,531,250
  6,000,000   Cendant Corp.(b)
              0.000%, 02/13/21                         3,705,000
  1,500,000   Cendant Corp.
              0.000%, 02/13/21                           926,250
  2,500,000   Charles River Laboratories, Inc.
              3.500%, 02/01/22                         3,034,375
  2,000,000   Community Health Systems, Inc.
              4.250%, 10/15/08                         2,120,000
  7,100,000   Cracker Barrel Old Country Store,
              Inc.(b)
              0.000%, 04/03/32                         2,946,500
  6,100,000   Hasbro, Inc.(b)
              2.750%, 12/01/21                         5,551,000
  6,000,000   Health Management Associates,
              Inc.(b)
              0.000%, 01/28/22                         5,265,000
  5,315,000   King Pharmaceuticals, Inc.(b)
              2.750%, 11/15/21                         4,610,762
  8,600,000   Kohl's Corp.
              0.000%, 06/12/20                         5,364,250
  5,300,000   Laboratory Corporation of
              America Holdings
              0.000%, 09/11/21                         3,716,625
  1,200,000   LifePoint Hospitals, Inc.(b)
              4.500%, 06/01/09                         1,156,500
  7,700,000   Lowe's Companies, Inc.
              0.861%, 10/19/21                         7,507,500
  6,000,000   Quest Diagnostics, Inc.
              1.750%, 11/30/21                         6,300,000
  2,940,000   Reebok International, Ltd.(b)
              4.250%, 03/01/21                         2,969,400
  3,150,000   Resmed, Inc.(b)
              4.000%, 06/20/06                         2,835,000
  5,650,000   Service Corp.
              6.750%, 06/22/08                         4,562,375
  6,300,000   Skechers U.S.A., Inc.(b)
              4.500%, 04/15/07                         4,299,750
  1,650,000   Teva Pharmaceutical Industries,
              Ltd.(b)
              1.500%, 10/15/05                         1,732,500
                                                    ------------
                                                      85,090,337
              CONSUMER STAPLES (1.6%)
 27,500,000   Supervalu, Inc.(b)
              0.000%, 11/02/31                         7,665,625
  6,200,000   Whole Foods Market, Inc.
              0.000%, 03/02/18                         3,255,000
                                                    ------------
                                                      10,920,625
              CREDIT CYCLICALS (1.4%)
 22,500,000   Masco Corp.
              0.000%, 07/20/31                         9,450,000

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
              ENERGY (1.1%)
$ 1,670,000   Anadarko Petroleum Corp.
              0.000%, 03/07/20                      $  1,033,312
  3,000,000   Devon Energy (Chevron)
              4.900%, 08/15/08                         3,022,500
  3,950,000   Diamond Offshore Drilling, Inc.(b)
              1.500%, 04/15/31                         3,550,063
                                                    ------------
                                                       7,605,875
              FINANCIAL (5.2%)
  2,300,000   Goldman Sachs, MTN
              1.000%, 12/12/07                         2,094,495
  5,500,000   HCC Insurance Holdings, Inc.
              2.000%, 09/01/21                         5,816,250
  5,000,000   Ohio Casualty Corp.
              5.000%, 03/19/22                         5,100,000
  1,500,000   PMI Group, Inc.(b)
              2.500%, 07/15/21                         1,548,750
  3,000,000   PMI Group, Inc.
              2.500%, 07/15/21                         3,097,500
  5,300,000   Radian Group, Inc.
              2.250%, 01/01/22                         5,194,000
  1,700,000   Radian Group, Inc.
              2.250%, 01/01/22                         1,666,000
  8,700,000   Select Insurance Group
              1.616%, 09/24/32                         3,316,875
  3,000,000   The First American Corp.
              4.500%, 04/15/08                         3,060,000
    165,000   Travelers Property Casualty Corp.
              0.000%, 04/15/32                         3,445,200
                                                    ------------
                                                      34,339,070
              TELECOMMUNICATIONS (0.4%)
  2,125,000   Harris Corp.
              3.500%, 08/15/22                         2,326,875
              TRANSPORTATION (0.5%)
  4,200,000   CSX Corp.
              0.000%, 10/30/21                         3,459,750
              UTILITIES (0.1%)
  2,000,000   AES Corp.
              4.500%, 08/15/05                           627,500
                                                    ------------
              TOTAL CONVERTIBLE BONDS
              (Cost $390,609,160)                    363,373,313

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (16.5%)
              CAPITAL GOODS - INDUSTRIAL (0.8%)
    135,000   Ford Motor Company Capital Trust II
              6.500%                                   5,439,150
              CAPITAL GOODS - TECHNOLOGY (4.1%)
    320,000   Electronic Data Systems Corp.
              7.625%                                   5,824,000
    175,000   Motorola, Inc.
              7.000%                                   6,338,500

               See accompanying Notes to Schedule of Investments.              9

                             CONVERTIBLE GROWTH AND

                                  INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
     54,000   Northrop Grumman Corp.
              7.250%                                $  6,981,120
    150,000   Raytheon Company
              8.250%                                   7,800,000
                                                    ------------
                                                      26,943,620
              CONSUMER CYCLICAL (0.4%)
     55,000   Newell Financial Trust I
              5.250%                                   2,475,000
              CONSUMER GROWTH STAPLES (3.9%)
     83,000   Anthem, Inc.
              6.000%                                   6,649,960
    250,000   Cendant Corp.
              7.750%                                   8,450,000
     70,000   McKesson Corp.
              5.000%                                   3,281,250
    185,000   Sinclair Broadcast Group, Inc.
              6.000%                                   7,339,505
                                                    ------------
                                                      25,720,715
              CONSUMER STAPLES (0.3%)
     40,000   Suiza Foods Capital Trust II
              5.500%                                   2,220,000
              CREDIT CYCLICALS (1.4%)
     96,000   Washington Mutual, Inc.(b)
              5.375%                                   4,656,000
     89,500   Washington Mutual, Inc.
              5.375%                                   4,340,750
                                                    ------------
                                                       8,996,750
              FINANCIAL (2.5%)
     85,750   Commerce Bancorp, Inc.(b)
              5.950%                                   4,405,406
     28,200   Equity Office Properties Trust
              5.250%                                   1,212,600
     54,000   Equity Residential Properties Trust
              7.250%                                   1,263,600
     86,000   IndyMac Bancorp, Inc.
              6.000%                                   3,569,000
    100,500   LaBranche & Company, Inc.
              6.750%                                   2,336,625
     20,355   Metlife Capital Trust I
              8.000%                                   1,437,063
     30,800   Sovereign Capital Trust II
              7.500%                                   2,248,400
                                                    ------------
                                                      16,472,694
              TELECOMMUNICATIONS (0.2%)
      4,935   Lucent Technologies, Inc.(b)
              8.000%                                   1,246,088
              TRANSPORTATION (1.5%)
     25,700   CNF Trust I
              5.000%                                   1,228,460
    168,000   Union Pacific Capital Trust
              6.250%                                   8,589,000
                                                    ------------
                                                       9,817,460

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
              UTILITIES (1.4%)
     23,000   AES Trust VII(b)
              6.000%                                $    258,750
     42,000   AES Trust VII
              6.000%                                     472,500
     33,500   Calpine Capital Trust III(b)
              5.000%                                     301,500
     37,000   Calpine Capital Trust III
              5.000%                                     333,000
     46,000   Dominion Resources, Inc.
              9.500%                                   2,336,340
    110,000   FPL Group, Inc.
              8.000%                                   5,468,100
                                                    ------------
                                                       9,170,190
                                                    ------------
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $131,614,997)                    108,501,667

COMMON STOCKS (17.0%)
              BASIC INDUSTRIES (0.4%)
     76,190   Quanex Corp.                             2,643,793
              CAPITAL GOODS - TECHNOLOGY (3.6%)
    190,000   Electronic Arts, Inc.(a)                12,532,400
    240,000   Pixar(a)                                11,544,000
                                                    ------------
                                                      24,076,400
              CONSUMER CYCLICAL (2.6%)
    177,000   Boeing Company                           6,041,010
    271,000   Hilton Hotel Corp.                       3,083,980
    150,000   Jones Apparel Group, Inc.(a)             4,605,000
    108,000   Valassis Communications, Inc.(a)         3,787,560
                                                    ------------
                                                      17,517,550
              CONSUMER GROWTH STAPLES (6.7%)
    400,000   Boston Scientific Corp.(a)              12,624,000
    613,000   Mattel, Inc.                            11,040,130
     65,400   Media General, Inc.                      3,325,590
    253,000   Mylan Laboratories, Inc.                 8,283,220
     14,000   The Washington Post Company              9,086,000
                                                    ------------
                                                      44,358,940
              FINANCIAL (3.7%)
    400,000   Fidelity National Corp.                 11,496,000
    226,000   H&R Block, Inc.                          9,494,260
     80,000   MBIA, Inc.                               3,196,000
                                                    ------------
                                                      24,186,260
                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $114,465,680)                    112,782,943

 NUMBER OF
 CONTRACTS                                             VALUE
----------------------------------------------------------------
PUT OPTIONS (0.0%)
              CAPITAL GOODS - TECHNOLOGY (0.0%)
        100   Electronic Data Systems Corp.
              LEAPS Expiration 01/18/03
              Strike 60                                    1,250

 10            See accompanying Notes to Schedule of Investments.

                             CONVERTIBLE GROWTH AND

                                  INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

 NUMBER OF
 CONTRACTS                                             VALUE
----------------------------------------------------------------
              CREDIT CYCLICALS (0.0%)
         80   Washington Mutual, Inc.
              LEAPS Expiration 01/18/03
              Strike 33.375                         $     20,400
                                                    ------------
              TOTAL PUT OPTIONS
              (Cost $220,540)                             21,650

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (0.5%)
              UNITED STATES TREASURY NOTES
$   635,000   6.875%, 05/15/06                      $    736,352
  2,750,000   6.250%, 02/15/03                         2,798,879
                                                    ------------
                                                       3,535,231
                                                    ------------
              TOTAL U.S. GOVERNMENT SECURITIES
              (Cost $3,391,603)                        3,535,231
                                                    ------------

TOTAL INVESTMENTS (88.8%)
(Cost $640,301,980)                                  588,214,804
                                                    ------------
OTHER ASSETS, LESS LIABILITIES (11.2%)                73,855,421
                                                    ------------
NET ASSETS (100.0%)                                 $662,070,225
                                                    ------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional buyers.
(c) Security trades at a price that takes into account the value, if any, of accrued but unpaid interest.

                See accompanying Notes to Financial Statements.               11

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
----------------------------------------------------------------
CONVERTIBLE BONDS (77.5%)
               CAPITAL GOODS - INDUSTRIAL (6.1%)
$  6,850,000   Briggs & Stratton Corp.(b)
               5.000%, 05/15/06                    $   6,978,438
   6,000,000   Briggs & Stratton Corp.
               5.000%, 05/15/06                        6,112,500
   8,000,000   Danaher Corp.
               0.000%, 01/22/21                        5,280,000
  11,025,000   Navistar International Corp.(b)
               4.750%, 04/01/09                        8,392,781
   6,905,000   Waste Connections, Inc.(b)
               5.500%, 04/15/06                        8,113,375
                                                   -------------
                                                      34,877,094
               CAPITAL GOODS - TECHNOLOGY (11.6%)
   5,000,000   Acxiom Corp.
               3.750%, 02/15/09                        5,306,250
  11,600,000   Advanced Energy Industries, Inc.
               5.000%, 09/01/06                        7,844,500
  16,000,000   Agilent Technologies, Inc.
               3.000%, 12/01/21                       12,960,000
   5,400,000   EDO Corp.
               5.250%, 04/15/07                        5,730,750
  10,000,000   GenCorp, Inc.(b)
               5.750%, 04/15/07                        8,962,500
   7,100,000   GTECH Holdings Corp.(b)
               1.750%, 12/15/21                        8,209,375
   2,000,000   GTECH Holdings Corp.
               1.750%, 12/15/21                        2,312,500
   2,575,000   Kulicke & Soffa Industries, Inc.
               5.250%, 08/15/06                        1,091,156
   5,000,000   Sandisk Corp.
               4.500%, 11/15/06                        5,331,250
  10,975,000   Tech Data Corp.(b)
               2.000%, 12/15/21                        9,122,969
                                                   -------------
                                                      66,871,250
               CONSUMER CYCLICAL (18.6%)
   2,750,000   Airborne, Inc.
               5.750%, 04/01/07                        2,574,688
  16,345,000   Barnes & Noble, Inc.
               5.250%, 03/15/09                       16,263,274
   5,400,000   Carnival Corp.(b)
               2.000%, 04/15/21                        5,528,250
  10,400,000   Carnival Corp.
               2.000%, 04/15/21                       10,647,000
   7,000,000   Charming Shoppes, Inc.(b)
               4.750%, 06/01/12                        7,008,750
   2,525,000   EGL, Inc.(b)
               5.000%, 12/15/06                        2,294,594
  13,750,000   Foot Locker, Inc.
               5.500%, 06/01/08                       12,821,875
   5,150,000   IKON Office Solutions, Inc.
               5.000%, 05/01/07                        4,358,188
  19,025,000   J.C. Penney Company, Inc.(b)
               5.000%, 10/15/08                       16,742,000
  25,650,000   Lear Corp.(b)
               0.000%, 02/20/22                       11,221,875

 PRINCIPAL
   AMOUNT                                              VALUE
----------------------------------------------------------------
$ 12,000,000   The Gap, Inc.(b)
               5.750%, 03/15/09                    $  11,850,000
   5,700,000   The Gap, Inc.
               5.750%, 03/15/09                        5,628,750
                                                   -------------
                                                     106,939,244
               CONSUMER GROWTH STAPLES (27.4%)
  13,000,000   Apogent Technologies, Inc.(b)
               2.250%, 10/15/21                       12,821,250
   3,075,000   Apogent Technologies, Inc.
               2.250%, 10/15/21                        3,032,717
  10,500,000   Cendant Corp.(b)
               3.875%, 11/27/11                        9,843,750
   5,060,000   Cendant Corp.
               3.875%, 11/27/11                        4,743,750
   9,750,000   Cephalon, Inc.(b)
               2.500%, 12/15/06                        8,116,875
   8,890,000   Community Health Systems, Inc.
               4.250%, 10/15/08                        9,423,400
  13,000,000   Cracker Barrel Old Country Store,
               Inc.(b)
               0.000%, 04/03/32                        5,395,000
  10,000,000   Hasbro, Inc.(b)
               2.750%, 12/01/21                        9,100,000
  13,000,000   Manpower, Inc.(b)
               0.000%, 08/17/21                        7,605,000
  13,000,000   Medicis Pharmaceutical Corp.(b)
               2.500%, 06/04/32                       12,691,250
   6,725,000   Province Healthcare Company(b)
               4.250%, 10/10/08                        6,052,500
      25,000   Province Healthcare Company
               4.250%, 10/10/08                           22,500
  11,000,000   Province Healthcare Company
               4.500%, 11/20/05                       10,326,250
  10,500,000   Quest Diagnostics, Inc.
               1.750%, 11/30/21                       11,025,000
  10,000,000   Reebok International, Ltd.
               4.250%, 03/01/21                       10,100,000
   6,600,000   School Specialty, Inc.(b)
               6.000%, 08/01/08                        6,938,250
   5,100,000   School Specialty, Inc.
               6.000%, 08/01/08                        5,361,375
  10,700,000   Scios, Inc.
               5.500%, 08/15/09                        9,723,625
   2,825,000   Teva Pharmaceutical Industries,
               Ltd.(b)
               1.500%, 10/15/05                        2,966,250
   4,000,000   Teva Pharmaceutical Industries,
               Ltd.
               1.500%, 10/15/05                        4,200,000
   2,500,000   Teva Pharmaceutical Industries,
               Ltd.(b)
               0.750%, 08/15/21                        2,609,375
   5,000,000   Teva Pharmaceutical Industries,
               Ltd.
               0.750%, 08/15/21                        5,218,750
                                                   -------------
                                                     157,316,867
               ENERGY (1.6%)
   5,700,000   Evergreen Resources, Inc.
               4.750%, 12/15/21                        5,956,500
   2,500,000   St. Mary Land & Exploration
               Company(b)
               5.750%, 03/15/22                        3,028,125
                                                   -------------
                                                       8,984,625

 12            See accompanying Notes to Schedule of Investments.

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
----------------------------------------------------------------
               FINANCIAL (9.9%)
$  2,380,000   Affiliated Managers Group, Inc.
               0.000%, 05/07/21                    $   2,040,850
  16,000,000   First American Corp.
               4.500%, 04/15/08                       16,320,000
   6,000,000   Horace Mann Educators Corp.(b)
               1.425%, 05/14/32                        2,535,000
   5,500,000   Odyssey Re Holdings Corp.(b)
               4.375%, 06/15/22                        5,898,750
  10,200,000   PMI Group, Inc.(b)
               2.500%, 07/15/21                       10,531,500
   4,050,000   PMI Group, Inc.
               2.500%, 07/15/21                        4,181,625
  15,610,000   Radian Group, Inc.
               2.250%, 01/01/22                       15,297,800
                                                   -------------
                                                      56,805,525
               TRANSPORTATION (1.6%)
   9,650,000   GATX Corp.
               7.500%, 02/01/07                        9,517,313
               UTILITIES (0.7%)
   7,600,000   Mirant Corp.
               5.750%, 07/15/07                        3,771,500
                                                   -------------
               TOTAL CONVERTIBLE BONDS
               (Cost $470,626,438)                   445,083,418

 NUMBER OF
   SHARES                                              VALUE
----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (9.7%)
               CAPITAL GOODS - INDUSTRIAL (6.0%)
      94,790   Cummins Capital Trust I(b)
               7.000%                                  4,004,878
     195,210   Cummins, Inc.
               7.000%                                  8,247,622
     550,000   Ford Motor Company Capital Trust
               II
               6.500%                                 22,159,500
                                                   -------------
                                                      34,412,000
               CREDIT CYCLICALS (1.9%)
     153,550   Washington Mutual, Inc.(b)
               5.375%                                  7,447,175
      72,000   Washington Mutual, Inc.
               5.375%                                  3,492,000
                                                   -------------
                                                      10,939,175
               FINANCIAL (1.8%)
      57,500   Commerce Capital Trust II
               5.950%                                  2,954,063
     102,600   IndyMac Bancorp, Inc.
               6.000%                                  4,257,900
      73,700   The Hartford Financial Services
               Group, Inc.
               6.000%                                  3,368,090
                                                   -------------
                                                      10,580,053
                                                   -------------
               TOTAL CONVERTIBLE PREFERRED STOCKS
               (Cost $62,612,333)                     55,931,228

 NUMBER OF
 CONTRACTS                                             VALUE
----------------------------------------------------------------
PUT OPTIONS (0.0%)
               CAPITAL GOODS - INDUSTRIAL (0.0%)
       3,500   Ford Motor Company(a)
               Expiration 03/21/03
               Strike 5                            $     105,000
         200   Navistar International Corp.(a)
               Expiration 03/17/03
               Strike 15                                  12,000
                                                   -------------
                                                         117,000
               CAPITAL GOODS - TECHNOLOGY (0.0%)
         200   Acxiom Corp.(a)
               Expiration 11/15/02
               Strike 7.5                                  3,500
         168   EDO Corp.(a)
               Expiration 01/17/03
               Strike 15                                  10,500
         650   GenCorp, Inc.(a)
               Expiration 02/21/03
               Strike 7.5                                 27,950
         300   Sandisk Corp.(a)
               Expiration 10/18/02
               Strike 5                                      750
                                                   -------------
                                                          42,700
               CONSUMER CYCLICAL (0.0%)
         400   Charming Shoppes, Inc.(a)
               Expiration 10/18/02
               Strike 5                                    5,000
         350   Foot Locker, Inc.(a)
               Expiration 01/17/03
               Strike 5                                    6,125
         220   IKON Office Solutions, Inc.(a)
               Expiration 12/20/02
               Strike 5                                    4,400
       1,000   IKON Office Solutions, Inc.(a)
               Expiration 01/17/03
               Strike 5                                   37,500
       1,700   J.C. Penney Company, Inc.(a)
               Expiration 02/21/03
               Strike 10                                  97,750
         760   The Gap, Inc.(a)
               Expiration 01/17/03
               Strike 5                                   20,900
                                                   -------------
                                                         171,675
               CONSUMER GROWTH STAPLES (0.0%)
         430   CBRL Group, Inc.(a)
               Expiration 01/17/03
               Strike 17.5                                33,325
         100   Medicis Pharmaceutical Corp.(a)
               Expiration 01/17/03
               Strike 22.5                                 4,250
         100   Scios, Inc.(a)
               Expiration 02/21/03
               Strike 17.5                                15,750
                                                   -------------
                                                          53,325
               CREDIT CYCLICALS (0.0%)
         900   Washington Mutual, Inc.(a)
               Expiration 01/17/03
               Strike 25                                  72,000

               See accompanying Notes to Schedule of Investments.             13

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

 NUMBER OF
 CONTRACTS                                             VALUE
----------------------------------------------------------------
               FINANCIAL (0.0%)
         132   Commerce Bancorp, Inc.(a)
               Expiration 12/20/02
               Strike 35                           $      13,530
                                                   -------------
               TOTAL PUT OPTIONS
               (Cost $464,536)                           470,230
                                                   -------------

TOTAL INVESTMENTS (87.2%)
(Cost $533,703,307)                                  501,484,876

 NUMBER OF
   SHARES                                              VALUE
----------------------------------------------------------------
COMMON STOCK SOLD SHORT (-31.8%)
               CAPITAL GOODS - INDUSTRIAL (-4.7%)
   (107,150)   Briggs & Stratton Corp.                (4,022,411)
   (184,800)   Cummins Engine Company, Inc.           (4,364,976)
    (24,000)   Danaher Corp.                          (1,364,400)
 (1,149,300)   Ford Motor Company                    (11,263,140)
   (101,000)   Navistar International Corp.           (2,189,680)
   (108,700)   Waste Connections, Inc.                (3,781,673)
                                                   -------------
                                                     (26,986,280)
               CAPITAL GOODS - TECHNOLOGY (-4.2%)
   (190,000)   Acxiom Corp.                           (2,694,200)
   (233,400)   Advanced Energy Industries, Inc.       (2,077,260)
   (247,800)   Agilent Technologies, Inc.             (3,236,268)
   (111,050)   EDO Corp.                              (2,488,631)
   (330,300)   GenCorp, Inc.                          (3,322,818)
   (191,600)   GTECH Holdings Corp.                   (4,755,512)
    (87,875)   Kulicke & Soffa Industries, Inc.         (263,625)
   (202,800)   Sandisk Corp.                          (2,658,708)
    (93,700)   Tech Data Corp.                        (2,473,680)
                                                   -------------
                                                     (23,970,702)
               CONSUMER CYCLICAL (-6.4%)
    (41,900)   Airborne, Inc.                           (475,146)
   (285,150)   Barnes & Noble, Inc.                   (6,033,774)
   (201,500)   Carnival Corp.                         (5,057,650)
   (438,550)   Charming Shoppes, Inc.                 (2,960,213)
   (102,500)   EGL, Inc.                              (1,128,525)
   (450,000)   Foot Locker, Inc.                      (4,495,500)
   (160,000)   IKON Office Solutions, Inc.            (1,260,800)
   (351,200)   J.C. Penney Company, Inc.              (5,591,104)
    (76,225)   Lear Corp.                             (3,174,771)
   (586,000)   The Gap, Inc.                          (6,358,100)
                                                   -------------
                                                     (36,535,583)
               CONSUMER GROWTH STAPLES (-9.8%)
   (240,000)   Apogent Technologies, Inc.             (4,478,400)

 NUMBER OF
   SHARES                                              VALUE
----------------------------------------------------------------
   (225,500)   Cendant Corp.                       $  (2,426,380)
    (83,850)   Cephalon, Inc.                         (3,422,757)
   (159,300)   Community Health Systems, Inc.         (4,242,158)
    (57,800)   Cracker Barrel Old Country Store,
               Inc.                                   (1,318,996)
   (230,000)   Hasbro, Inc.                           (2,559,900)
    (74,000)   Manpower, Inc.                         (2,171,160)
   (165,550)   Medicis Pharmaceutical Corp.           (6,766,029)
   (430,550)   Province Healthcare Company            (7,383,933)
    (59,350)   Quest Diagnostics, Inc.                (3,651,806)
   (130,000)   Reebok International, Ltd.             (3,256,500)
   (225,600)   School Specialty, Inc.                 (5,642,256)
   (177,000)   Scios, Inc.                            (4,504,650)
    (70,825)   Teva Pharmaceutical Industries,
               Ltd.                                   (4,745,275)
                                                   -------------
                                                     (56,570,200)
               CREDIT CYCLICALS (-1.0%)
   (180,700)   Washington Mutual, Inc.                (5,686,629)
               ENERGY (-0.9%)
    (89,200)   Evergreen Resources, Inc.(b)           (3,655,415)
    (77,000)   St. Mary Land & Exploration
               Company                                (1,840,300)
                                                   -------------
                                                      (5,495,715)
               FINANCIAL (-3.9%)
     (6,950)   Affiliated Managers Group, Inc.          (310,040)
    (31,950)   Commerce Bancorp, Inc.                 (1,326,245)
   (193,600)   First American Corp.                   (3,955,247)
    (56,500)   Horace Mann Educators Corp.              (830,550)
   (121,300)   IndyMac Bancorp, Inc.                  (2,337,451)
   (139,700)   Odyssey Re Holdings Corp.              (2,320,417)
   (201,500)   PMI Group, Inc.                        (5,482,815)
   (109,450)   Radian Group, Inc.                     (3,574,637)
    (55,300)   The Hartford Financial Services
               Group, Inc.                            (2,267,300)
                                                   -------------
                                                     (22,404,702)
               TRANSPORTATION (-0.6%)
   (177,650)   GATX Corp.                             (3,517,470)
               UTILITIES (-0.3%)
   (790,000)   Mirant Corp.                           (1,745,900)
                                                   -------------
               TOTAL COMMON STOCKS SOLD SHORT
               (Proceeds $225,135,410)              (182,913,181)

OTHER ASSETS, LESS LIABILITIES (44.6%)               256,470,678
                                                   -------------
NET ASSETS (100.0%)                                $ 575,042,373
                                                   -------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Non-Income producing security.
(b) Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional buyers.

 14             See accompanying Notes to Financial Statements.

                                  GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

NUMBER OF
 SHARES                                             VALUE
--------------------------------------------------------------
COMMON STOCKS (95.1%)
            BASIC INDUSTRIES (0.3%)
  400,000   Airgas, Inc.(a)                     $    5,252,000
            CAPITAL GOODS - INDUSTRIAL (5.9%)
1,600,000   AutoNation, Inc.(a)                     18,432,000
  800,000   Fortune Brands, Inc.                    37,832,000
  225,000   Group 1 Automotive, Inc.(a)              5,028,750
  340,000   Jacobs Engineering Group, Inc.(a)       10,499,200
  300,000   Lennox International, Inc.               3,969,000
  800,000   Ryder System, Inc.                      19,944,000
  200,000   Thor Industries, Inc.                    6,952,000
  300,000   Winnebago Industries, Inc.              11,859,000
                                                --------------
                                                   114,515,950
            CAPITAL GOODS - TECHNOLOGY (20.1%)
1,000,000   Activision, Inc.(a)                     23,930,000
  323,500   Alliant Techsystems, Inc.(a)            22,402,375
2,000,000   Amazon.com, Inc.(a)                     31,860,000
  800,000   CACI International, Inc.(a)             28,360,000
  160,000   Cognizant Technology Solutions
            Corp.(a)                                 9,195,200
  600,000   Cognos, Inc.(a)                         10,086,000
  320,000   Computer Sciences Corp.(a)               8,892,800
  200,000   DRS Technology, Inc.(a)                  7,444,000
  700,000   eBay, Inc.(a)                           36,967,000
  300,000   Electronic Arts, Inc.(a)                19,788,000
  300,000   Engineered Support Systems, Inc.        17,112,000
1,000,000   GTECH Holdings Corp.(a)                 24,820,000
  350,000   Harman International Industries,
            Inc.                                    18,112,500
  400,000   Intergraph Corp.(a)                      6,836,000
  450,000   Intuit, Inc.(a)                         20,488,500
  850,000   J.D. Edwards & Company(a)                7,862,500
  550,000   L-3 Communications Holdings(a)          28,985,000
  900,000   Net.B@nk, Inc.(a)                        9,369,000
  500,000   OSI Systems, Inc.(a)                     8,652,500
  300,000   PEC Solutions, Inc.(a)                   6,678,000
  500,000   Pixar(a)                                24,050,000
  725,000   Take-Two Interactive Software,
            Inc.(a)                                 21,025,000
                                                --------------
                                                   392,916,375
            CONSUMER CYCLICAL (15.7%)
  800,000   Alliance Gaming Corp.(a)                12,368,000
  400,000   American Axle & Manufacturing
            Holdings, Inc.(a)                        9,992,000
  200,000   Ameristar Casinos, Inc.(a)               3,792,000
  300,000   ArvinMeritor, Inc.                       5,610,000
  400,000   Boyd Gaming Corp.(a)                     7,468,000
  100,000   Cedar Fair, L.P.                         2,338,000
1,600,000   Chico's FAS, Inc.(a)                    25,488,000
  400,900   Christopher & Banks Corp.(a)            10,070,608
  850,000   Dollar Tree Stores, Inc.(a)             18,734,000
  350,000   Expedia, Inc.(a)                        17,727,500
  400,000   Global Imaging Systems, Inc.(a)          7,552,000
  600,000   Harrah's Entertainment, Inc.(a)         28,926,000
1,400,000   IKON Office Solutions, Inc.             11,032,000

NUMBER OF
 SHARES                                             VALUE
--------------------------------------------------------------
  625,000   International Game Technology(a)    $   43,212,500
  415,000   Lear Corp.(a)                           17,284,750
  460,000   Maytag Corp.                            10,662,800
1,000,000   MGM MIRAGE(a)                           37,300,000
  140,000   Michaels Stores, Inc.(a)                 6,398,000
1,500,000   Office Depot, Inc.(a)                   18,510,000
  700,000   The Gymboree Corp.(a)                   11,417,000
                                                --------------
                                                   305,883,158
            CONSUMER GROWTH STAPLES (37.6%)
  400,000   1-800-Flowers.com, Inc.(a)               2,800,000
  350,000   Accredo Health, Inc.(a)                 16,688,000
1,080,000   Apollo Group, Inc.(a)                   46,904,400
  500,000   AutoZone, Inc.(a)                       39,430,000
  700,000   Blockbuster Entertainment Corp.         17,360,000
  300,000   Bio-Rad Laboratories, Inc.              11,298,000
  550,000   Big Lots, Inc.(a)                        8,706,500
  200,000   Bob Evans Farms, Inc.                    4,740,000
  800,000   Boston Scientific Corp.(a)              25,248,000
  700,000   Career Education Corp.(a)               33,605,600
  625,000   Corinthian Colleges, Inc.(a)            23,587,500
  700,000   Cracker Barrel Old Country Store,
            Inc.                                    15,974,000
  700,000   DENTSPLY International, Inc.            28,119,000
  600,000   Energizer Holdings, Inc.(a)             18,240,000
  325,000   Fred's, Inc.                             9,703,850
  300,000   FTI Consulting, Inc.(a)                 11,928,000
  500,000   Helen of Troy Ltd.(a)                    5,700,000
  188,000   Henry Schein, Inc.(a)                    9,917,000
  252,800   Jakks Pacific, Inc.(a)                   2,810,883
  700,000   Krispy Kreme Doughnuts, Inc.(a)         21,882,000
  500,000   Kroll, Inc.(a)                           9,915,000
  281,250   Merit Medical Systems, Inc.(a)           5,430,938
  450,000   Mylan Laboratories, Inc.                14,733,000
  800,000   NBTY, Inc.(a)                           10,384,000
  600,000   Panera Bread Company(a)                 16,200,000
  400,000   Patterson Dental Company(a)             20,472,000
  300,000   Pediatrix Medical Group, Inc.(a)         9,297,000
1,300,000   PETsMART, Inc.(a)                       23,153,000
  340,000   Quest Diagnostics, Inc.(a)              20,920,200
  450,000   Regis Corp.                             12,730,500
  190,000   Right Management Consultants,
            Inc.(a)                                  4,681,600
  300,000   Ryan's Family Steakhouses, Inc.(a)       3,651,000
  200,000   ShopKo Stores, Inc.                      2,612,000
  600,000   Sinclair Broadcast Group, Inc(a)         8,220,000
  675,000   Tenet Healthcare Corp.(a)               33,412,500
1,000,000   The Nautilus Group, Inc.(a)             19,500,000
  549,800   Ticketmaster(a)                          8,384,450
  500,000   Tractor Supply Company(a)               15,890,000
  900,000   Triad Hospitals, Inc.(a)                34,155,000
  360,000   UnitedHealth Group, Inc.                31,399,200
  951,135   Weight Watchers International,
            Inc.(a)                                 41,241,213
1,200,000   Yum! Brands. Inc.(a)                    33,252,000
                                                --------------
                                                   734,277,334

               See accompanying Notes to Schedule of Investments.             15

                                  GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

NUMBER OF
 SHARES                                             VALUE
--------------------------------------------------------------
            CONSUMER STAPLES (4.1%)
  300,000   Coors Adolph Company                $   16,890,000
  800,000   Furniture Brands International,
            Inc.(a)                                 18,360,000
1,300,000   Tyson Foods, Inc.                       15,119,000
  700,000   Whole Foods Market, Inc.(a)             29,988,000
                                                --------------
                                                    80,357,000
            CREDIT CYCLICALS (2.1%)
  899,250   D.R. Horton, Inc.                       16,744,035
  500,000   KB Home                                 24,420,000
                                                --------------
                                                    41,164,035
            ENERGY (0.7%)
  400,000   Pogo Producing Company                  13,624,000
            FINANCIAL (8.5%)
  525,000   Aetna, Inc.                             18,800,250
  460,000   Brown & Brown, Inc.                     13,800,000
  800,000   H&R Block, Inc.                         33,608,000

NUMBER OF
 SHARES                                             VALUE
--------------------------------------------------------------
  200,000   John Nuveen Company                 $    4,550,000
  600,000   Moody's Corp.                           29,100,000
  600,000   New Century Financial Corp.             14,040,000
  650,000   North Fork Bancorp, Inc.                24,596,000
  285,000   USA Education, Inc.                     26,544,900
                                                --------------
                                                   165,039,150
            TRANSPORTATION (0.1%)
  187,500   Knight Transportation, Inc.(a)           2,906,250
                                                --------------
            TOTAL COMMON STOCKS
            (Cost $1,951,789,028)                1,855,935,252
                                                --------------

TOTAL INVESTMENTS (95.1%)
(Cost $1,951,789,028)                            1,855,935,252
                                                --------------

OTHER ASSETS, LESS LIABILITIES (4.9%)               94,734,456
                                                --------------
NET ASSETS (100.0%)                             $1,950,669,708
                                                --------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Non-income producing security.

 16             See accompanying Notes to Financial Statements.

                            GLOBAL CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
--------------------------------------------------------------
CORPORATE BONDS (63.8%)
                BASIC INDUSTRIES (1.0%)
$ 450,000       INCO, Ltd.
                0.000%, 03/29/21                   $   264,375
                CAPITAL GOODS - INDUSTRIAL (10.9%)
   50,000       Brooks-PRI Automation, Inc.(b)
                4.750%, 06/01/08                        36,438
  800,000       General Motors Corp.(c)
                4.500%, 03/06/32                       764,000
  540,000       HMC Cayman Finance Company
                3.000%, 08/17/03                       559,622
  405,000 EUR   Mediobanca International, Ltd.
                2.000%, 09/18/06                       416,288
  800,000       Tyco International, Ltd.
                0.000%, 11/17/20                       527,000
  373,500 EUR   Vinci, S.A.(c)
                2.000%, 01/01/18                       411,980
  110,000       Waste Connections, Inc.(b)
                2.323%, 05/01/22                       109,037
                                                   -----------
                                                     2,824,365
                CAPITAL GOODS - TECHNOLOGY (8.2%)
  170,000       Adaptec, Inc.(b)
                3.000%, 03/05/07                       116,025
  575,000 EUR   Amazon.com, Inc.
                6.875%, 02/16/10                       370,812
  300,000       ASML Holding N.V.
                4.250%, 11/30/04                       225,000
  100,000       Bisys Group, Inc.(b)
                4.000%, 03/15/06                        92,125
  180,000 EUR   Dixons Group, PLC
                (Wanadoo)
                1.000%, 07/05/04                       171,290
  160,000       First Data Corp.
                2.000%, 03/01/08                       169,000
  100,000       L-3 Communications Holdings
                4.000%, 09/15/11                       120,875
  190,000       L-3 Communications Holdings(b)
                5.250%, 06/01/09                       276,687
   70,000       Photronics, Inc.(b)
                4.750%, 12/15/06                        49,963
  900,000       Solectron Corp.
                0.000%, 11/20/20                       361,125
  150,000       Symantec Corp.(b)
                3.000%, 11/01/06                       189,187
                                                   -----------
                                                     2,142,089
                CONSUMER CYCLICAL (11.7%)
  140,000       Carnival Corp.(b)
                2.000%, 04/15/21                       143,325
  250,000       Charming Shoppes, Inc.(b)
                4.750%, 06/01/12                       250,313
  800,000       Four Seasons Hotels
                0.000%, 09/23/29                       241,000
  200,000       J.C. Penney Company, Inc.
                5.000%, 10/15/08                       176,000
  220,000       J.C. Penney Company, Inc.(b)
                5.000%, 10/15/08                       193,600

PRINCIPAL
 AMOUNT                                               VALUE
--------------------------------------------------------------
$ 570,000 EUR   NRW Lufthansa
                1.250%, 01/04/12                   $   513,383
  400,000 EUR   Publicis Group, SA
                2.000%, 01/01/07                       351,354
  332,775 EUR   Publicis Group, SA
                1.000%, 01/18/18                       306,118
  825,000       Royal Caribbean Cruises, Ltd.
                0.000%, 02/02/21                       281,531
  360,000       The Gap, Inc.
                5.750%, 03/15/09                       355,500
  252,000 EUR   Valeo, S.A.(c)
                10.000%, 05/27/05                      237,300
                                                   -----------
                                                     3,049,424
                CONSUMER GROWTH STAPLES (10.6%)
  200,000       Alza Corp. (Johnson & Johnson)(b)
                0.000%, 07/28/20                       158,000
  120,000       AmerisourceBergen Corp.(b)
                5.000%, 12/01/07                       185,550
  628,050 AUD   APN News & Media, Ltd.
                7.250%, 10/31/08                       336,974
  310,000       Cracker Barrel Old Country Store,
                Inc.(b)
                0.000%, 04/03/32                       128,650
  200,000 EUR   Deutsche Bank, AG
                0.000%, 12/06/10                       208,796
  350,000 EUR   Ergo International, AG
                0.750%, 09/14/06                       318,800
  135,000       Givaudan, SA
                1.000%, 06/07/06                       196,600
  105,000       Health Management Associates,
                Inc.
                0.000%, 01/28/22                        92,138
  180,000       Health Management Associates,
                Inc.(b)
                0.000%, 01/28/22                       157,950
  215,000       King Pharmaceuticals, Inc.(b)
                2.750%, 11/15/21                       186,513
  310,000       Laboratory Corporation of America
                Holdings
                0.000%, 09/11/21                       217,388
  325,000       Lowe's Companies, Inc.
                0.861%, 10/19/21                       316,875
  180,000       Reebok International, Ltd.(b)
                4.250%, 03/01/21                       181,800
   70,000       Service Corp.
                6.750%, 06/22/08                        56,525
                                                   -----------
                                                     2,742,559
                CONSUMER STAPLES (11.9%)
  232,000 EUR   Financiere Agache
                0.000%, 04/23/04                       227,322
  330,000 EUR   Koninklijke Ahold
                4.000%, 05/19/05                       308,865
  500,000       Nestle Australia, Ltd.
                3.000%, 05/09/05                       562,150
  550,000 EUR   Parmalat Finanziaria, SpA
                0.875%, 06/30/21                       569,406
  224,700 EUR   Pernod Ricard, S.A.(c)
                2.500%, 01/01/08                       245,948

               See accompanying Notes to Schedule of Investments.             17

                            GLOBAL CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
--------------------------------------------------------------
$ 491,550 EUR   Remy Cointreau(c)
                3.500%, 04/01/06                   $   470,182
  300,000       South African Breweries
                4.250%, 08/10/06                       314,250
  235,000       South African Breweries(b)
                4.250%, 08/10/06                       250,432
  550,000       Supervalu, Inc.(b)
                0.000%, 11/02/31                       153,313
                                                   -----------
                                                     3,101,868
                ENERGY (4.1%)
  201,168 EUR   Belegelec Finance
                (Total Fina, SA)
                1.500%, 08/04/04                       204,886
  350,000       Diamond Offshore Drilling,
                Inc.(b)
                1.500%, 04/15/31                       314,563
  550,000 EUR   Mediobanca International, Ltd.
                2.000%, 06/21/06                       536,790
                                                   -----------
                                                     1,056,239
                FINANCIAL (4.4%)
  225,000 EUR   Allianz Finance
                (Deutsche Bank)
                3.000%, 02/04/03                       118,146
  250,000       China Development Financial
                0.000%, 12/06/04                       246,418
  440,000       Goldman Sachs, MTN
                1.000%, 12/12/07                       400,686
   80,000       PMI Group, Inc.
                2.500%, 07/15/21                        82,600
  140,000       PMI Group, Inc.(b)
                2.500%, 07/15/21                       144,550
    7,000       Travelers Property Casualty
                Corp.(c)
                4.500%, 04/15/32                       146,160
                                                   -----------
                                                     1,138,560
                TELECOMMUNICATIONS (1.0%)
  230,000       Telefonos De Mexico
                4.250%, 06/15/04                       253,288
                                                   -----------
                TOTAL CONVERTIBLE BONDS
                (Cost $16,898,354)                  16,572,767

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (12.4%)
                CAPITAL GOODS - INDUSTRIAL (1.7%)
   11,000       Ford Motor Company Capital Trust
                II
                6.500%                                 443,190
                CAPITAL GOODS - TECHNOLOGY (3.9%)
   19,000       Electronic Data Systems Corp.
                7.625%                                 345,800
   12,100       Motorola, Inc.
                7.000%                                 438,262
    2,600       Raytheon Company
                8.250%                                 135,200
    5,400       Reliant Energy, Inc.
                8.000%                                 100,818
                                                   -----------
                                                     1,020,080

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
                CONSUMER GROWTH STAPLES (0.7%)
    2,400       Anthem, Inc.
                6.000%                             $   192,288
                CONSUMER STAPLES (0.8%)
    3,900       Suiza Foods Capital Trust II
                5.500%                                 216,450
                CREDIT CYCLICALS (1.8%)
    4,150       Washington Mutual, Inc.
                5.375%                                 201,275
    5,400       Washington Mutual, Inc.(b)
                5.375%                                 261,900
                                                   -----------
                                                       463,175
                FINANCIAL (1.0%)
    3,000       IndyMac Bancorp, Inc.
                6.000%                                 124,500
    5,050       LaBranche & Company, Inc.
                6.750%                                 117,413
                                                   -----------
                                                       241,913
                TELECOMMUNICATIONS (0.1%)
      140       Lucent Technologies, Inc.(b)
                8.000%                                  35,350
                TRANSPORTATION (1.4%)
    7,000       Union Pacific Capital Trust
                6.250%                                 357,875
                UTILITIES (1.0%)
    5,000       FPL Group, Inc.
                8.000%                                 248,550
                                                   -----------
                TOTAL CONVERTIBLE PREFERRED
                STOCKS
                (Cost $4,209,994)                    3,218,871

COMMON STOCKS (16.8%)
                CAPITAL GOODS - TECHNOLOGY (1.0%)
    4,100       Electronic Arts, Inc.(a)               270,435
                CONSUMER CYCLICAL (3.4%)
    9,500       Boeing Company                         324,235
   23,100 EUR   Continental, AG(a)                     307,072
    8,800 EUR   Michelin                               247,179
                                                   -----------
                                                       878,486
                CONSUMER GROWTH STAPLES (7.7%)
    3,500 EUR   Adidas-Solomon, AG                     231,765
    1,500 CHF   Givaudan, SA                           672,007
   35,000 GBP   Johnston Press, PLC                    206,433
   17,000       The News Corp., Ltd.                   327,250
      850       The Washington Post Company            551,650
                                                   -----------
                                                     1,989,105
                CONSUMER STAPLES (3.7%)
   35,300 GBP   British American
                Tobacco Industries                     360,329
   16,000       Panamer Beverages                      151,680
   58,000 SEK   Swedish Match, AB                      437,854
                                                   -----------
                                                       949,863
                                                   -----------

 18            See accompanying Notes to Schedule of Investments.

                            GLOBAL CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
                CREDIT CYCLICALS (1.0%)
    8,500       Washington Mutual, Inc.            $   267,495
                                                   -----------
                TOTAL COMMON STOCKS
                (Cost $4,452,781)                    4,355,384
TOTAL INVESTMENTS (93.0%)
(Cost $25,561,129)                                  24,147,022

OTHER ASSETS, LESS LIABILITIES (7.0%)                1,825,582
                                                   -----------
NET ASSETS (100.0%)                                $25,972,604
                                                   -----------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Non-income producing security.
(b) Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional buyers.
(c) Security trades at a price that takes into account the value, if any, of accrued but unpaid interest.

                See accompanying Notes to Financial Statements.               19

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
CORPORATE BONDS (45.0%)
                 BASIC INDUSTRIES (2.1%)
$   20,000       Domtar, Inc.
                 8.750%, 08/01/06                   $    23,065
   500,000       Georgia-Pacific Corp.
                 8.125%, 05/15/11                       417,526
   150,000       Mail-Well, Inc.
                 9.625%, 03/15/12                       104,250
    20,000       Pope & Talbot, Inc.
                 8.375%, 06/01/13                        17,925
                                                    -----------
                                                        562,766
                 CAPITAL GOODS - INDUSTRIAL (4.0%)
   500,000       AGCO Corp.
                 8.500%, 03/15/06                       500,000
   450,000       Sonic Automotive, Inc.
                 11.000%, 08/01/08                      468,000
   100,000       The Manitowoc Company, Inc.
                 10.500%, 08/01/12                      105,000
                                                    -----------
                                                      1,073,000
                 CAPITAL GOODS - TECHNOLOGY (2.7%)
   700,000       AOL Time Warner, Inc.
                 6.875%, 05/01/12                       638,294
   100,000       Stoneridge, Inc.
                 11.500%, 05/01/12                      102,500
                                                    -----------
                                                        740,794
                 CONSUMER CYCLICAL (20.8%)
   450,000       American Axle & Manufacturing
                 Holdings, Inc.
                 9.750%, 03/01/09                       479,250
   320,000       Aztar Corp.
                 8.875%, 05/15/07                       326,400
   500,000       Dana Corp.
                 9.000%, 08/15/11                       471,250
   425,000       Delta Air Lines, Inc.
                 9.750%, 05/15/21                       251,200
    45,000       International Game Technology
                 8.375%, 05/15/09                        49,163
   750,000       Intrawest Corp.
                 10.500%, 02/01/10                      768,749
   390,000       Isle of Capri Casinos, Inc.
                 9.000%, 03/15/12                       402,675
    12,000       Mandalay Resort Group
                 9.250%, 12/01/05                        12,540
    90,000       MGM Mirage
                 6.875%, 02/06/08                        89,787
   315,000       Northwest Airlines, Inc.
                 7.625%, 03/15/05                       184,274
   450,000       Royal Caribbean Cruises, Ltd.
                 8.750%, 02/02/11                       385,393
   300,000       Russell Corp.
                 9.250%, 05/01/10                       310,500
   550,000       Saks, Inc.
                 8.250%, 11/15/08                       508,750
   190,000       Station Casinos, Inc.
                 8.875%, 12/01/08                       196,650
   500,000       The Gap, Inc.
                 8.800%, 12/15/08                       502,550
   750,000       Toys "R" Us, Inc.
                 7.625%, 08/01/11                       673,864
                                                    -----------
                                                      5,612,995

PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
                 CONSUMER GROWTH STAPLES (7.3%)
$  500,000       American Greetings Corp.
                 11.750%, 07/15/08                  $   545,000
   700,000       Bausch & Lomb, Inc.
                 7.125%, 08/01/28                       617,271
    14,000       Caremark Rx, Inc.
                 7.375%, 10/01/06                        14,000
   280,000       Cendant Corp.
                 11.000%, 05/01/09                      304,150
   190,000       Hanger Orthopedic Group, Inc.
                 11.250%, 06/15/09                      197,600
    95,000       Hasbro, Inc.
                 8.500%, 03/15/06                        97,375
   200,000       Pacificare Health Systems, Inc.
                 10.750%, 06/01/09                      198,500
                                                    -----------
                                                      1,973,896
                 CREDIT CYCLICALS (3.0%)
    13,000       Beazer Homes USA, Inc.
                 8.875%, 04/01/08                        13,195
   500,000       Champion Enterprises, Inc.
                 7.625%, 05/15/09                       177,500
   400,000       KB Home
                 9.500%, 02/15/11                       408,000
   200,000       Standard Pacific Corp.
                 9.500%, 09/15/10                       203,000
                                                    -----------
                                                        801,695
                 ENERGY (2.8%)
   475,000       Swift Energy Company
                 10.250%, 08/01/09                      477,375
   250,000       Western Gas Resources, Inc.
                 10.000%, 06/15/09                      263,750
                                                    -----------
                                                        741,125
                 FINANCIAL (1.1%)
   300,000       Host Marriott Corp.
                 9.500%, 01/15/07                       300,750
                 UTILITIES (1.2%)
   790,000       Calpine Corp.
                 7.750%, 04/15/09                       319,950
                                                    -----------
                 TOTAL CORPORATE BONDS
                 (Cost $13,119,555)                  12,126,971

CONVERTIBLE BONDS (33.3%)
                 CAPITAL GOODS - INDUSTRIAL (6.6%)
   375,000       Brooks-PRI Automation, Inc.
                 4.750%, 06/01/08                       273,280
   185,000       Spherion Corp.
                 4.500%, 06/01/05                       151,930
   650,000       Standard Motor Products, Inc.
                 6.750%, 07/15/09                       500,500
   900,000       Tyco International, Ltd.
                 0.000%, 02/12/21                       659,250
   300,000       Tyco International, Ltd.
                 0.000%, 11/17/20                       197,627
                                                    -----------
                                                      1,782,587
                 CAPITAL GOODS - TECHNOLOGY (13.2%)
   600,000 EUR   Amazon.com, Inc.
                 6.875%, 02/16/10                       386,932
   695,000       Amazon.com, Inc.
                 4.750%, 02/01/09                       454,356

 20            See accompanying Notes to Schedule of Investments.

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
$  250,000       ASML Holding N.V.
                 4.250%, 11/30/04                   $   185,000
   130,000       Checkpoint System, Inc.
                 5.250%, 11/01/05                       118,463
   223,000       Conexant Systems, Inc.
                 4.000%, 02/01/07                        63,834
    70,000       Cypress Semiconductor Corp.
                 3.750%, 07/01/05                        54,513
   700,000       Electronic Data Systems Corp.
                 0.000%, 10/10/21                       504,000
   635,000       Juniper Networks, Inc.
                 4.750%, 03/15/07                       434,975
    45,000       Quantum Corp.
                 7.000%, 08/01/04                        34,875
   475,000       Rational Software Corp.
                 5.000%, 02/01/07                       373,469
   500,000       Richardson Electric, Ltd.
                 8.250%, 06/15/06                       440,000
 1,100,000       Solectron Corp.
                 0.000%, 11/20/20                       441,375
    95,000       Systems & Computer Technology
                 Corp.
                 5.000%, 10/15/04                        80,869
                                                    -----------
                                                      3,572,661
                 CONSUMER CYCLICAL (2.7%)
   179,000       Hilton Hotel Corp.
                 5.000%, 05/15/06                       164,680
 1,375,000       Royal Caribbean Cruises, Ltd.
                 0.000%, 02/02/21                       469,219
   120,000       Tower Automotive, Inc.
                 5.000%, 08/01/04                       106,950
                                                    -----------
                                                        740,849
                 CONSUMER GROWTH STAPLES (5.5%)
   500,000       IVAX Corp.
                 4.500%, 05/15/08                       386,875
   250,000       NDCHealth Corp.
                 5.000%, 11/01/03                       241,250
   255,000       Quanta Services, Inc.
                 4.000%, 07/01/07                       124,950
   300,000       Service Corp.
                 6.750%, 06/22/08                       242,250
   700,000       Skechers U.S.A., Inc.
                 4.500%, 04/15/07                       477,750
                                                    -----------
                                                      1,473,075
                 FINANCIAL (0.3%)
   110,000       NCO Group, Inc.
                 4.750%, 04/15/06                        76,863
                 TELECOMMUNICATIONS (4.4%)
   850,000       Corning, Inc.
                 4.875%, 03/01/08                       427,125
   400,000       Liberty Media Corp. (Sprint PCS
                 Group)
                 3.750%, 02/15/30                       190,500
   845,000       Nextel Communications, Inc.
                 5.250%, 01/15/10                       574,600
                                                    -----------
                                                      1,192,225

PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
                 UTILITIES (0.6%)
$  500,000       AES Corp.
                 4.500%, 08/15/05                   $   156,875
                                                    -----------
                 TOTAL CONVERTIBLE BONDS
                 (Cost $9,352,432)                    8,995,135

NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (12.4%)
                 CAPITAL GOODS - INDUSTRIAL (2.9%)
     2,000       Cummins, Inc.
                 7.000%                                  84,500
    17,000       Ford Motor Company Capital Trust
                 II
                 6.500%                                 684,930
                                                    -----------
                                                        769,430
                 CAPITAL GOODS - TECHNOLOGY (0.5%)
     2,470       Raytheon Company
                 8.250%                                 128,440
                 CONSUMER CYCLICAL (1.0%)
    10,450       Tower Automotive Capital Trust
                 6.750%                                 270,394
                 CONSUMER GROWTH STAPLES (2.7%)
    13,000       Cendant Corp.
                 7.750%                                 439,400
     7,000       Sinclair Broadcast Group, Inc
                 6.000%                                 277,711
                                                    -----------
                                                        717,111
                 FINANCIAL (2.8%)
     7,390       Host Marriott Financial Trust
                 6.750%                                 273,430
    15,000       National Australia Bank, Ltd.
                 7.875%                                 490,500
                                                    -----------
                                                        763,930
                 TELECOMMUNICATIONS (0.8%)
       675       Lucent Technologies, Inc.
                 8.000%                                 170,438
       150       Lucent Technologies, Inc.(b)
                 8.000%                                  37,875
                                                    -----------
                                                        208,313
                 TRANSPORTATION (1.4%)
     7,600       Union Pacific Capital Trust
                 6.250%                                 388,550
                 UTILITIES (0.3%)
     9,225       AES Trust VII
                 6.000%                                 103,781
                                                    -----------
                 TOTAL CONVERTIBLE PREFERRED
                 STOCKS
                 (Cost $4,132,344)                    3,349,949

TOTAL INVESTMENTS (90.7%)
(Cost $26,604,331)                                   24,472,055
                                                    -----------
OTHER ASSETS, LESS LIABILITIES (9.3%)                 2,494,569
                                                    -----------
NET ASSETS (100.0%)                                 $26,966,624
                                                    -----------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional buyers.

                See accompanying Notes to Financial Statements.               21

                               MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
--------------------------------------------------------------
CONVERTIBLE BONDS (2.2%)
                CAPITAL GOODS - INDUSTRIAL (1.8%)
 $37,500        General Motors Corp.(b)
                4.500%, 03/06/32                    $   35,812
                CAPITAL GOODS - TECHNOLOGY (0.4%)
  23,000        Solectron Corp.
                0.000%, 11/20/20                         9,229
                                                    ----------
                TOTAL CONVERTIBLE BONDS
                (Cost $47,805)                          45,041

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (3.2%)
                CREDIT CYCLICALS (1.2%)
     500        Washington Mutual, Inc.
                5.375%                                  24,250
                FINANCIAL (2.0%)
     790        Prudential Financial, Inc.
                6.750%                                  39,978
                                                    ----------
                TOTAL CONVERTIBLE PREFERRED STOCKS
                (Cost $71,174)                          64,228

COMMON STOCKS (83.9%)
                CAPITAL GOODS - INDUSTRIAL (3.0%)
   2,600        Waste Management, Inc.                  60,632
                CAPITAL GOODS - TECHNOLOGY (8.2%)
   4,300        AOL Time Warner, Inc.(a)                50,310
   3,050        Electronic Data Systems Corp.           42,639
   2,200        Motorola, Inc.                          22,396
   1,000        Photronics, Inc.(a)                     10,060
  15,000        Sun Microsystems, Inc.(a)               38,850
                                                    ----------
                                                       164,255
                CONSUMER CYCLICAL (24.4%)
   1,300        Abercrombie & Fitch Company(a)          25,571
     850        Bandag, Inc.                            25,925
     950        Boeing Company                          32,424
     600        Circuit City Stores, Inc.                9,090
   2,450        Interpublic Group of Companies,
                Inc.                                    38,833
   1,200        Liz Claiborne, Inc.                     29,940
   2,300        Marriott International, Inc.            66,676
   1,700        Maytag Corp.                            39,406
   4,200        Royal Caribbean Cruises, Ltd.           66,864
   2,900        The Gap, Inc.                           31,465
   2,200        Toys "R" Us, Inc.(a)                    22,396
   1,250        Valassis Communications, Inc.(a)        43,838
   3,900        Walt Disney Company                     59,046
                                                    ----------
                                                       491,474

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
                CONSUMER GROWTH STAPLES (32.2%)
  10,200 AUD    APN News & Media, Ltd.              $   14,855
   2,250        Biogen, Inc.(a)                         65,858
   1,200        Blyth, Inc.                             33,480
   3,050        Cendant Corp.(a)                        32,818
     150 CHF    Givaudan, SA                            67,201
     600        Hasbro, Inc.                             6,678
   3,850        Mattel, Inc.                            69,339
   2,300        McDonald's Corp.                        40,618
   1,580        McKesson Corp.                          44,761
     850        Media General, Inc.                     43,223
     500        Merck & Company, Inc.                   22,855
   2,300        Mylan Laboratories, Inc.                75,302
   2,200        Schering-Plough Corp.                   46,904
     125        The Washington Post Company             81,124
                                                    ----------
                                                       645,016
                CONSUMER STAPLES (4.7%)
   4,400 GBP    British American Tobacco
                Industries                              44,913
   1,500        Kroger Company(a)                       21,150
   1,250        La-Z-Boy Chair Company                  29,000
                                                    ----------
                                                        95,063
                CREDIT CYCLICALS (1.7%)
   1,100        Washington Mutual, Inc.                 34,617
                FINANCIAL (7.4%)
   1,300        Countrywide Credit Industry, Inc.       61,295
   1,200        Fidelity National Corp.                 34,488
   1,300        MGIC Investment Corp.                   53,079
                                                    ----------
                                                       148,862
                TELECOMMUNICATIONS (1.6%)
     900        Sprint                                   8,208
   6,000        Tellabs, Inc.(a)                        24,420
                                                    ----------
                                                        32,628
                UTILITIES (0.7%)
   5,500        The AES Corp.(a)                        13,805
                                                    ----------
                TOTAL COMMON STOCKS
                (Cost $2,139,662)                    1,686,352

TOTAL INVESTMENTS (89.3%)
(Cost $2,258,641)                                    1,795,621
                                                    ----------

OTHER ASSETS, LESS LIABILITIES (10.7%)                 215,242
                                                    ----------
NET ASSETS (100.0%)                                 $2,010,863
                                                    ----------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Non-income producing security.
(b) Security trades at a price that takes into account the value, if any, of accrued but unpaid interest.

 22             See accompanying Notes to Financial Statements.

ABBREVIATIONS

ADRS:  American Deposit Receipts   DEP.:    Depository              PREF.:  Preferred
ADSS:  American Depository Shares  EURO.:   Eurobond                SUB.:   Subordinated
CONV:  Convertible                 EXCH.:   Exchangeable            LEAPS:  Long Term Equity
CUM:   Cumulative                  MTN:     Medium Term Note                Anticipation Securities
DEB:   Debenture                   NONCUM:  Noncumulative

FOREIGN CURRENCY ABBREVIATIONS

AUD:   Australian Dollar           EUR:     European Monetary Unit  SEK:    Swedish Krona
CHF:   Swiss Franc                 GBP:     British Pound Sterling

                See accompanying Notes to Financial Statements.               23

                      STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2002 (UNAUDITED)

                                                 CONVERTIBLE
                                                 GROWTH AND      MARKET
                                  CONVERTIBLE      INCOME        NEUTRAL        GROWTH
                                      FUND          FUND          FUND           FUND
------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost
 $800,528,173, $640,301,980,
 $533,703,307, $1,951,789,028,
 $25,561,129, $26,604,331,
 $2,258,641 respectively)         $738,766,705   588,214,804   501,484,876   1,855,935,252
Cash with custodian (interest
 bearing)                           66,775,189    69,634,019   251,926,757     145,867,350
Net unrealized appreciation on
 forward foreign currency
 contracts                              46,572            --            --              --
Accrued interest and dividends
 receivable                          3,680,781     3,218,467     5,842,539         272,403
Receivable for investments sold        380,669            --     1,250,553      21,206,695
Receivable for Fund shares sold      8,900,878    10,258,912     2,566,150      25,601,660
Prepaid expenses                        35,941        36,249        34,657          67,156
Due from adviser                            --            --            --              --
Other Assets                            11,530        11,530        11,530          11,530
                                  --------------------------------------------------------
       Total Assets               $818,598,265   671,373,981   763,117,062   2,048,962,046
                                  --------------------------------------------------------
LIABILITIES AND NET ASSETS
Common stocks sold short, at
 value (proceeds $225,135,410)              --            --   182,913,181              --
Payable for investments
 purchased                           4,112,920     5,941,990     3,352,088      89,830,579
Payable for Fund shares redeemed     2,944,418     2,423,336     1,069,454       5,234,489
Payable to investment adviser          488,716       393,295       347,321       1,421,941
Payable to distributor                 406,086       323,115       240,188         789,095
Accounts payable and accrued
 liabilities                           257,051       222,020       152,457       1,016,234
                                  --------------------------------------------------------
       Total Liabilities             8,209,191     9,303,756   188,074,689      98,292,338
                                  --------------------------------------------------------
NET ASSETS                        $810,389,074   662,070,225   575,042,373   1,950,669,708
                                  --------------------------------------------------------
ANALYSIS OF NET ASSETS
Paid in Capital                    896,117,038   723,626,026   565,598,322   2,237,866,713
Undistributed net investment
 income (loss)                       5,038,848       320,555     1,165,151              --
Accumulated net realized gain
 (loss) on investments, options
 and forward foreign currency
 contracts                         (29,056,538)   (9,789,180)   (1,724,898)   (191,343,229)
Unrealized appreciation
 (depreciation) of investments,
 options and forward foreign
 currency contracts                (61,710,274)  (52,087,176)   10,003,798     (95,853,776)
                                  --------------------------------------------------------
NET ASSETS                        $810,389,074   662,070,225   575,042,373   1,950,669,708
                                  --------------------------------------------------------
CLASS A SHARES
Net Assets Applicable to Shares
 Outstanding                      $376,679,848   339,320,150   334,927,597   1,284,641,473
Shares Outstanding                  22,676,123    15,975,525    24,240,828      40,123,277
Net Asset Value and Redemption
 Price Per Share                  $      16.61         21.24         13.82           32.02
                                  --------------------------------------------------------
Maximum Offering Price Per Share
 at (Net asset value, plus 4.99%
 of net asset value or 4.75% of
 offering price)                  $      17.44         22.30         14.51           33.62
                                  --------------------------------------------------------
CLASS B SHARES
Net Assets Applicable to Shares
 Outstanding                      $114,814,248   120,470,864    48,572,696     184,348,749
Shares Outstanding                   6,183,726     5,152,915     3,407,504       5,466,842
Net Asset Value and Redemption
 Price Per Share                  $      18.57         23.38         14.25           33.72
                                  --------------------------------------------------------
CLASS C SHARES
Net Assets Applicable to Shares
 Outstanding                      $284,645,893   197,429,720   162,021,163     443,916,202
Shares Outstanding                  17,093,895     9,221,788    11,606,794      14,145,246
Net Asset Value and Redemption
 Price Per Share                  $      16.65         21.41         13.96           31.38
                                  --------------------------------------------------------
CLASS I SHARES
Net Assets Applicable to Shares
 Outstanding                      $ 34,249,085     4,849,491    29,520,917      37,763,284
Shares Outstanding                   2,144,538       232,333     2,151,289       1,120,794
Net Asset Value and Redemption
 Price Per Share                  $      15.97         20.87         13.72           33.69
                                  --------------------------------------------------------


                                    GLOBAL         HIGH       MID CAP
                                  CONVERTIBLE     YIELD        VALUE
                                     FUND          FUND        FUND
--------------------------------  ------------------------------------
ASSETS
Investments, at value (cost
 $800,528,173, $640,301,980,
 $533,703,307, $1,951,789,028,
 $25,561,129, $26,604,331,
 $2,258,641 respectively)         24,147,022    24,472,055   1,795,621
Cash with custodian (interest
 bearing)                          1,521,436     2,414,263     311,805
Net unrealized appreciation on
 forward foreign currency
 contracts                            11,664            --          --
Accrued interest and dividends
 receivable                          134,387       451,397       1,695
Receivable for investments sold          647            --          --
Receivable for Fund shares sold      222,554       471,819      33,848
Prepaid expenses                      13,445        19,360      19,545
Due from adviser                      13,280        15,728      55,634
Other Assets                          11,530        11,530       3,113
                                  ------------------------------------
       Total Assets               26,075,965    27,856,152   2,221,261
                                  ------------------------------------
LIABILITIES AND NET ASSETS
Common stocks sold short, at
 value (proceeds $225,135,410)            --            --          --
Payable for investments
 purchased                                --       608,838     161,244
Payable for Fund shares redeemed      36,769       202,954       3,500
Payable to investment adviser             --            --          --
Payable to distributor                10,738        12,734         783
Accounts payable and accrued
 liabilities                          55,854        65,002      44,871
                                  ------------------------------------
       Total Liabilities             103,361       889,528     210,398
                                  ------------------------------------
NET ASSETS                        25,972,604    26,966,624   2,010,863
                                  ------------------------------------
ANALYSIS OF NET ASSETS
Paid in Capital                   29,140,478    29,558,294   2,539,176
Undistributed net investment
 income (loss)                       292,134        77,609          --
Accumulated net realized gain
 (loss) on investments, options
 and forward foreign currency
 contracts                        (2,057,869)     (537,003)    (65,293)
Unrealized appreciation
 (depreciation) of investments,
 options and forward foreign
 currency contracts               (1,402,139)   (2,132,276)   (463,020)
                                  ------------------------------------
NET ASSETS                        25,972,604    26,966,624   2,010,863
                                  ------------------------------------
CLASS A SHARES
Net Assets Applicable to Shares
 Outstanding                      16,104,292    13,657,400   1,338,611
Shares Outstanding                 2,639,944     1,585,449     176,964
Net Asset Value and Redemption
 Price Per Share                        6.10          8.61        7.56
                                  ------------------------------------
Maximum Offering Price Per Share
 at (Net asset value, plus 4.99%
 of net asset value or 4.75% of
 offering price)                        6.40          9.04        7.94
                                  ------------------------------------
CLASS B SHARES
Net Assets Applicable to Shares
 Outstanding                       1,799,520     3,414,055     181,129
Shares Outstanding                   278,045       387,467      24,075
Net Asset Value and Redemption
 Price Per Share                        6.47          8.81        7.52
                                  ------------------------------------
CLASS C SHARES
Net Assets Applicable to Shares
 Outstanding                       7,223,065     9,144,653     393,975
Shares Outstanding                 1,178,452     1,041,319      52,384
Net Asset Value and Redemption
 Price Per Share                        6.13          8.78        7.52
                                  ------------------------------------
CLASS I SHARES
Net Assets Applicable to Shares
 Outstanding                         845,727       750,516      97,148
Shares Outstanding                   139,211        87,166      12,818
Net Asset Value and Redemption
 Price Per Share                        6.08          8.61        7.58
                                  ------------------------------------

 24             See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                               CONVERTIBLE
                                CONVERTIBLE     GROWTH AND       MARKET
                                   FUND        INCOME FUND    NEUTRAL FUND
--------------------------------------------------------------------------
INVESTMENT INCOME
Interest                       $   7,836,896     4,219,216     10,567,631
Dividends                          6,888,597     5,299,014      1,830,600
                               -------------------------------------------
   Total Investment Income*       14,725,493     9,518,230     12,398,231
                               -------------------------------------------

EXPENSES
Investment advisory fees           2,771,649     2,058,048      2,088,291
Distribution fees                  2,266,273     1,645,020      1,449,530
Transfer agent fees                  394,938       374,515        260,959
Accounting fees                      115,334       110,065        121,501
Administration fees                    3,477         3,477          3,402
Audit and legal fees                  24,402        23,553         25,957
Custodian fees                       117,473        90,477         11,393
Printing and mailing fees            141,698       109,920        119,564
Registration fees                     59,032        59,692         53,160
Trustees' fees                         8,014         8,014          8,014
Dividend expense on short
  position                                --            --        758,532
Other                                 31,552        14,680         14,352
                               -------------------------------------------
   Total Expenses                  5,933,842     4,497,461      4,914,655
   Less Expense waived or
     absorbed                             --            --             --
                               -------------------------------------------
   Net Expenses                    5,933,842     4,497,461      4,914,655
                               -------------------------------------------
NET INVESTMENT INCOME (LOSS)       8,791,651     5,020,769      7,483,576
                               -------------------------------------------

REALIZED AND UNREALIZED GAIN
  (LOSS)
Net realized gain (loss) on
  investments, options, and
  forward foreign currency
  contracts                      (20,166,580)   (1,480,033)      (707,988)
Change in net unrealized
  appreciation/depreciation
  on investments, options and
  forward foreign currency
  contracts                      (85,256,615)  (70,390,753)     3,366,089
                               -------------------------------------------
NET GAIN (LOSS) ON
  INVESTMENTS                   (105,423,195)  (71,870,786)     2,658,101
                               -------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                   $ (96,631,544)  (66,850,017)    10,141,677
                               -------------------------------------------

                                                GLOBAL                    MID CAP
                                  GROWTH      CONVERTIBLE   HIGH YIELD     VALUE
                                   FUND          FUND          FUND         FUND
-----------------------------  ----------------------------------------------------
INVESTMENT INCOME
Interest                            429,870      347,706       718,527       1,533
Dividends                         2,686,223      188,856       101,157      11,785
                               ----------------------------------------------------
   Total Investment Income*       3,116,093      536,562       819,684      13,318
                               ----------------------------------------------------
EXPENSES
Investment advisory fees          8,070,020      116,171        73,641       9,091
Distribution fees                 4,437,428       56,241        60,152       3,460
Transfer agent fees               1,476,320       24,884        30,094      28,482
Accounting fees                     248,486       49,680        60,460      48,554
Administration fees                   3,402        3,477         3,477       3,386
Audit and legal fees                 22,699       24,036        20,635      19,659
Custodian fees                      344,253        7,513         3,868       8,076
Printing and mailing fees           579,133       18,390        17,906      18,557
Registration fees                   137,914       18,141        23,810      23,085
Trustees' fees                        8,014        8,014         8,014       8,043
Dividend expense on short
  position                               --           --            --          --
Other                                41,563        3,652         2,347       2,447
                               ----------------------------------------------------
   Total Expenses                15,369,232      330,199       304,404     172,840
   Less Expense waived or
     absorbed                            --       99,696        96,971     155,742
                               ----------------------------------------------------
   Net Expenses                  15,369,232      230,503       207,433      17,098
                               ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)    (12,253,139)     306,059       612,251      (3,780)
                               ----------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS)
Net realized gain (loss) on
  investments, options, and
  forward foreign currency
  contracts                    (102,108,603)  (1,469,830)     (295,874)    (65,293)
Change in net unrealized
  appreciation/depreciation
  on investments, options and
  forward foreign currency
  contracts                    (198,285,257)  (1,858,034)   (2,551,889)   (466,034)
                               ----------------------------------------------------
NET GAIN (LOSS) ON
  INVESTMENTS                  (300,393,860)  (3,327,864)   (2,847,763)   (531,327)
                               ----------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                   (312,646,999)  (3,021,805)   (2,235,512)   (535,107)
                               ----------------------------------------------------

* Net of foreign taxes withheld of $1,959, $2,700, $4,908 and $354 for the Convertible Fund, Growth Fund, Global Convertible Fund and Mid Cap Value Fund, respectively.

                See accompanying Notes to Financial Statements.               25

                             STATEMENTS OF CHANGES
                                 IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MARCH 31, 2002

                                                                                CONVERTIBLE
                                               CONVERTIBLE FUND           GROWTH AND INCOME FUND          MARKET NEUTRAL FUND
                                          ---------------------------------------------------------------------------------------
                                           SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                          SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,    MARCH 31,
                                              2002           2002           2002           2002           2002           2002
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)              $  8,791,651     10,278,352      5,020,769      4,283,203      7,483,576      9,719,484
Net realized gain (loss) on investments,
   options and forward foreign currency
   contracts                               (20,166,580)    (8,717,129)    (1,480,033)    (8,309,147)      (707,988)      (936,143)
Change in net unrealized appreciation/
   depreciation on investments, options
   and forward foreign currency
   contracts                               (85,256,615)    17,574,680    (70,390,753)    18,779,904      3,366,089      6,288,743
                                          ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               (96,631,544)    19,135,903    (66,850,017)    14,753,960     10,141,677     15,072,084
                                          ---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                       (3,650,347)   (14,742,068)    (4,700,214)    (5,628,016)    (6,539,605)    (9,594,977)
Net realized gains                                  --     (7,375,743)            --     (1,976,523)            --       (534,654)
                                          ---------------------------------------------------------------------------------------
Total Distributions                         (3,650,347)   (22,117,811)    (4,700,214)    (7,604,539)    (6,539,605)   (10,129,631)
NET INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS                      249,439,266    380,439,886    306,649,739    304,506,302     26,995,978    429,473,894
                                          ---------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS               149,157,375    377,457,978    235,099,508    311,655,723     30,598,050    434,416,347

NET ASSETS
Beginning of period                        661,231,699    283,773,721    426,970,717    115,314,994    544,444,323    110,027,976
                                          ---------------------------------------------------------------------------------------
End of period                             $810,389,074    661,231,699    662,070,225    426,970,717    575,042,373    544,444,323
                                          ---------------------------------------------------------------------------------------
Undistributed Net Investment Income       $  5,038,848       (102,456)       320,555             --      1,165,151        221,180

* The Mid Cap Value Fund commenced operations on January 2, 2002.

 26             See accompanying Notes to Financial Statements.

                             STATEMENTS OF CHANGES
                                 IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MARCH 31, 2002

           GROWTH FUND                 GLOBAL CONVERTIBLE FUND             HIGH YIELD FUND               MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------------
  SIX MONTHS            YEAR         SIX MONTHS           YEAR       SIX MONTHS           YEAR       SIX MONTHS         PERIOD
    ENDED               ENDED           ENDED            ENDED          ENDED            ENDED          ENDED            ENDED
SEPTEMBER 30,         MARCH 31,     SEPTEMBER 30,      MARCH 31,    SEPTEMBER 30,      MARCH 31,    SEPTEMBER 30,      MARCH 31,
     2002               2002            2002              2002          2002              2002          2002             2002*
--------------------------------------------------------------------------------------------------------------------------------
$  (12,253,139)        (9,134,165)      306,059           266,498       612,251           322,098        (3,780)            (586)
  (102,108,603)       (79,864,849)   (1,469,830)         (511,485)     (295,874)         (211,294)      (65,293)              --
  (198,285,257)       105,992,667    (1,858,034)          309,480    (2,551,889)          449,593      (466,034)           3,014
--------------------------------------------------------------------------------------------------------------------------------
  (312,646,999)        16,993,653    (3,021,805)           64,493    (2,235,512)          560,397      (535,107)           2,428
--------------------------------------------------------------------------------------------------------------------------------
            --                 --       (80,601)         (546,471)     (544,120)         (316,069)           --               --
            --                 --            --           (61,808)           --                --            --               --
--------------------------------------------------------------------------------------------------------------------------------
            --                 --       (80,601)         (608,279)     (544,120)         (316,069)           --               --
   764,134,578      1,275,161,504    10,882,406         4,527,314    17,072,302        10,136,151     1,295,917        1,247,615
--------------------------------------------------------------------------------------------------------------------------------
   451,487,579      1,292,155,157     7,780,000         3,983,528    14,292,670        10,380,479       760,810        1,250,043

 1,499,182,129        207,026,972    18,192,604        14,209,076    12,673,954         2,293,475     1,250,053               10
--------------------------------------------------------------------------------------------------------------------------------
$1,950,669,708      1,499,182,129    25,972,604        18,192,604    26,966,624        12,673,954     2,010,863        1,250,053
--------------------------------------------------------------------------------------------------------------------------------
$           --                 --       292,134            66,676        77,609             9,478            --               --

                See accompanying Notes to Financial Statements.               27

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of seven series, CALAMOS Convertible Fund, CALAMOS Convertible Growth and Income Fund, CALAMOS Market Neutral Fund, CALAMOS Growth Fund, CALAMOS Global Convertible Fund, CALAMOS High Yield Fund and CALAMOS Mid Cap Value Fund (the "Funds"). The Trust currently offers Class A, Class B, Class C and Class I shares of each of the seven series of the Trust. The CALAMOS Market Neutral Fund, was closed to new shareholders subject to certain conditions as disclosed in the prospectus effective as of the close of business November 30, 2001.

PORTFOLIO VALUATION. Investments are stated at value. Securities for which quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the mean of the most recently quoted bid and asked prices. Securities and other assets for which market quotations are not readily available or when the valuation methods mentioned above do not produce a value reflective of the fair value of a security, such security is valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees. Forward currency contracts are valued using forward currency exchange rates available from a quotation service.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available. Generally, the Funds do not amortize premiums on convertible securities, since premiums on convertible securities are attributed to the equity component of the convertible security.

FOREIGN CURRENCY TRANSLATION. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction. Realized foreign exchange losses of $4,258,746 and $830,924 incurred respectively by the Convertible Fund and Global Convertible Fund and unrealized foreign exchange gains of $46,572 and $11,664 incurred respectively by the Convertible Fund and Global Convertible Fund are included as a component of net realized gain/loss on investments, options, and forward foreign currency contracts and change in net unrealized appreciation/depreciation on investments, options, and forward foreign currency contracts, respectively.

FEDERAL INCOME TAXES. No provision has been made for Federal income taxes since each Fund elected to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and has made such distributions to shareholders as to be relieved of all Federal income taxes.

CAPITAL LOSS CARRYFORWARDS. As of March 31, 2002, Convertible Fund, Convertible Growth and Income Fund, Growth Fund, Global Convertible Fund and High Yield Fund had capital loss carryforwards of $8,889,957, $7,155,283, $59,739,635, $588,039
and $47,366, respectively, which, if not used, will expire in 2010. High Yield Fund had a capital loss carryforward of $24,873, which will expire, if not used, in 2009.

DIVIDENDS. Dividends payable to shareholders are recorded by the Funds on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for foreign currency transactions.

                         NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the fiscal year ended March 31, 2002 was as follows:

                                    CONVERTIBLE    CONVERTIBLE GROWTH       MARKET       GROWTH          GLOBAL         HIGH YIELD
                                       FUND          & INCOME FUND       NEUTRAL FUND     FUND      CONVERTIBLE FUND       FUND
                                    -----------    ------------------    ------------    -------    ----------------    ----------
YEAR ENDED MARCH 31,                   2002               2002               2002         2002            2002             2002
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
  ORDINARY INCOME
    Class A                          8,692,214         3,820,161          6,334,292           --        402,734          218,214
    Class B                          1,688,502           607,516            635,125           --         14,778           44,180
    Class C                          5,369,299         1,223,133          2,401,674           --        114,950           54,371
    Class I                          1,407,492            77,487            857,130           --         22,754                9

LONG-TERM CAPITAL GAIN
    Class A                          2,589,347         1,207,591                 --           --         44,180               --
    Class B                            797,203           263,914                 67       80,615          2,081               --
    Class C                          2,316,817           627,655              1,235      365,026         42,597               --
    Class I                            436,584            25,867                 --      176,023          2,494               --

                                   MID CAP
                                  VALUE FUND
                                  ----------
YEAR ENDED MARCH 31,                 2002
--------------------------------  ----------
DISTRIBUTIONS PAID FROM:
  ORDINARY INCOME
    Class A                            --
    Class B                            --
    Class C                            --
    Class I                            --
LONG-TERM CAPITAL GAIN
    Class A                            --
    Class B                            --
    Class C                            --
    Class I                            --

ALLOCATION OF EXPENSES BETWEEN CLASSES. Expenses arising in connection with a specific class of shares are allocated directly. All other expenses are allocated pro rata based on relative net assets.

USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISOR AND TRANSACTION WITH AFFILIATES
Pursuant to an investment advisory agreement with CALAMOS ASSET MANAGEMENT, INC. ("CAM"), each Fund pays a monthly investment advisory fee based on the average daily net assets of each Fund, computed as follows: The Convertible Fund, Convertible Growth and Income Fund, and Market Neutral Fund are at the annual rate of 0.75% of the first $500 million of average net assets, 0.70% of the next $500 million of average net assets, 0.65% of average net assets in excess of $1 billion. The High Yield Fund fee is at the annual rate of 0.75% of the Fund's average daily net assets. The Growth Fund fees are at the annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $500 million of average net assets, and 0.80% of average net assets in excess of $1 billion. The Global Convertible Fund and Mid Cap Value Fund fees are at the annual rate of 1.00% of the Fund's average daily net assets.

CAM has voluntarily undertaken to limit normal operating expenses of each Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares, 2.50% for Class C shares, and 1.50% for Class I shares through August 31, 2003. For the six months ended September 30, 2002, CAM waived or absorbed expenses of $99,696, $96,971 and $155,742 for the Global Convertible Fund, High Yield Fund and Mid Cap Value Fund, respectively.

As Distributor, CALAMOS FINANCIAL SERVICES, INC. ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 whereby the Fund pays to CFS an annual distribution and service fee of 0.25% of the average daily net assets of the Fund's Class A shares and annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Fund's Class B shares and Class C shares.

CFS also receives a sales commission and distribution fee on certain sales of each Fund's Class A shares. During the six months ended September 30, 2002 CFS received commissions and distribution fees of $223,171, $318,008, $741,669, $5,281, $3,872 and $3,030, from the sale of shares of Convertible Fund, Convertible Growth and Income Fund, Growth Fund, Global Convertible Fund, High Yield Fund and Mid Cap Value Fund, respectively.

                         NOTES TO FINANCIAL STATEMENTS

Certain portfolio transactions for the Funds have been executed through CFS as broker, consistent with the Fund's policy of obtaining best price and execution. During the six months ended September 30, 2002, the Convertible Fund and Market Neutral Fund paid brokerage commissions to CFS on purchases and sales of portfolio securities in the amount of $3,690 and $3,548, respectively.

Certain officers and trustees of the Trust are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Trust.

The Funds offer a deferred compensation plan to its trustees who are not officers of CALAMOS. The obligation of the Funds under the plan are paid solely out of the assets of the Funds. Under the deferred compensation plan, a trustee not affiliated with CFS or CAM may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those Funds selected by the trustees. Investments in such Funds are included in "Other Assets" on the Statement of Assets and Liabilities at September 30, 2002 for $11,530 each for the Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, High Yield Fund, and $3,113 for the Mid Cap Value Fund. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of each Fund.

During the fiscal year ended March 31, 2001, the Funds distributed the appropriate amounts of aggregate ordinary income and capital gain distributions declared by the Board of Trustees. However, individual shareholders did not receive the proper per share amounts. Each Fund made an additional distribution to any shareholder of the Fund who received less than the shareholder should have received and CAM has made a capital contribution to such Fund of an equal amount. The aggregate amounts of such additional distributions were $1,179,647, $248,785, $99,891, $621,664, $38,289, $705, and $1,121 for the Convertible Fund,
Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, High Yield Fund and Convertible Technology Fund, respectively.

As a result of the incorrect distributions, each Fund may not qualify as a regulated investment company under the Internal Revenue Code, in which case it would be subject to corporate income tax on its net investment income and net realized capital gains. However, the Trust has requested that the Internal Revenue Service recognize each Fund's continuing status as a regulated investment company notwithstanding the incorrect distributions. Management and legal counsel to the Trust believe that each Fund should be permitted to continue to qualify as a regulated investment company and no Fund has made any provision for corporate income tax obligations within the financial statements.

NOTE 3 - INVESTMENTS
Purchases and sales of investments other than short-term obligations by the Funds for the six months ended September 30, 2002 were as follows:

                                                CONVERTIBLE        MARKET                           GLOBAL          HIGH
                                CONVERTIBLE      GROWTH AND       NEUTRAL           GROWTH        CONVERTIBLE       YIELD
                                    FUND        INCOME FUND         FUND             FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------------------------
Purchases                       $327,024,655    $344,027,863    $299,745,179    $1,204,574,004    $13,012,074    $20,284,442
Proceeds from sales              115,882,710      52,827,994     234,242,804       404,173,433      3,940,073      2,317,444

                                 MID CAP
                                  VALUE
                                   FUND
------------------------------  ----------
Purchases                       $1,680,427
Proceeds from sales                239,063

The following information is presented on an income tax basis as of September 30, 2002. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at September 30, 2002 was as follows:

                                            CONVERTIBLE       MARKET                         GLOBAL         HIGH        MID CAP
                             CONVERTIBLE     GROWTH AND      NEUTRAL          GROWTH       CONVERTIBLE      YIELD        VALUE
                                 FUND       INCOME FUND        FUND            FUND           FUND          FUND          FUND
---------------------------------------------------------------------------------------------------------------------------------
Cost basis of investments
  (net of short positions)   $800,528,173   $640,301,980   $308,861,946   $1,951,789,028   $25,561,129   $26,604,331   $2,258,641
Gross unrealized
  appreciation                 33,831,799     17,971,477     52,526,259      116,431,217     1,266,672       561,125       30,118
Gross unrealized
  depreciation                 95,542,073     70,058,653     42,816,510      212,284,993     2,668,811     2,693,401      493,138
Net unrealized
  appreciation/
  (depreciation)              (61,710,274)   (52,087,176)     9,709,749      (95,853,776)   (1,402,139)   (2,132,276)    (463,020)

                         NOTES TO FINANCIAL STATEMENTS

The tax components of undistributed net investment income and realized gains and losses as of March 31, 2002 were as follows:

                                                CONVERTIBLE    MARKET                      GLOBAL        HIGH      MID CAP
                                 CONVERTIBLE    GROWTH AND     NEUTRAL      GROWTH       CONVERTIBLE     YIELD      VALUE
                                    FUND        INCOME FUND     FUND         FUND           FUND         FUND       FUND
--------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income       350,017       (227,819)    221,181             --       80,584        9,479      --
Undistributed long-term
  capital gains (loss)           (8,889,957)    (7,155,283)     77,914    (59,739,635)    (588,039)     (72,239)     --

NOTE 4 - SHORT SALES
Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. The transactions result in off-balance-sheet risk (i.e., the risk that the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities). To the extent a Fund owns equivalent securities, the off-balance-sheet risk is offset. During the six months ended September 30, 2002, the Market Neutral Fund incurred net gains of $43,855,454 on short sales that were classified as net realized gains on investments. No other Fund engaged in short sales during the six months ended September 30, 2002.

NOTE 5 - FORWARD FOREIGN CURRENCY CONTRACTS
Each Fund may engage in portfolio hedging with respect to change in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at September, 30, 2002, was a multinational bank.

As of September 30, 2002 the Convertible Fund had the following open forward foreign currency contracts:

                                                     SETTLEMENT DATE    LOCAL CURRENCY    CURRENT VALUE    UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Short Contracts
Australian Dollar                                     10/24/2002           18,000,000      $ 9,758,643           $(188,083)
Euro                                                  10/24/2002            9,000,000        8,884,004              28,696
South Korean Won                                      10/24/2002        5,500,000,000        4,471,303              96,803
Swiss Franc                                           10/24/2002           26,300,000       17,871,363             109,156
                                                                                                                 ---------
                                                                                                                 $  46,572

As of September 30, 2002 the Global Convertible Fund had the following open forward foreign currency contracts:

                                                      SETTLEMENT DATE    LOCAL CURRENCY    CURRENT VALUE   UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Short Contracts
Australian Dollar                                      10/24/2002             880,000       $  477,089            $ (8,929)
British Pound Sterling                                 10/24/2002             580,000          910,774              (5,797)
Euro                                                   10/24/2002           5,250,000        5,182,336              11,909
Mexican Peso                                           10/24/2002           1,600,000          155,546               5,988
South Korean Won                                       10/24/2002         450,000,000          365,834              11,071
Swedish Krona                                          10/24/2002           3,700,000          398,415             (16,065)
Swiss Franc                                            10/24/2002           1,800,000        1,223,135               9,568
Taiwanese Dollar                                       10/24/2002           4,500,000          129,060               3,919
                                                                                                                  --------
                                                                                                                  $ 11,664

NOTE 6 - INTEREST BEARING CASH DEPOSIT WITH CUSTODIAN
Each Fund earns interest on its average daily balance deposited with its custodian. During the six months ended September 30, 2002, the Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, High Yield Fund and Mid Cap Value Fund earned $148,662, $160,320, $269,556, $429,870, $4,556, $9,848 and $572, respectively.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 7 - CAPITAL SHARE TRANSACTIONS
The following table summarizes the activity in capital shares of the Funds:

                                                                    CONVERTIBLE GROWTH
                                         CONVERTIBLE FUND             AND INCOME FUND           MARKET NEUTRAL FUND
                                     -------------------------   -------------------------   -------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002    SHARES       DOLLARS        SHARES       DOLLARS        SHARES       DOLLARS
----------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                           9,661,726   $174,464,576    7,730,543   $176,548,711    4,900,700   $ 67,669,186
Shares Issued in reinvestment of
 distributions                           88,224      1,491,847       97,206      2,137,984      229,897      3,175,780
Less Shares Redeemed                 (3,687,958)   (65,682,444)  (1,981,098)   (44,698,747)  (3,228,319)   (44,470,622)
                                     ---------------------------------------------------------------------------------
Increase                              6,061,992   $110,273,979    5,846,651   $133,987,948    1,902,278   $ 26,374,344
                                     ---------------------------------------------------------------------------------
B SHARES
Shares Sold                           2,442,906   $ 49,136,732    2,814,235   $ 71,041,332      354,443   $  5,053,069
Shares Issued in reinvestment of
 distributions                            7,508        141,363       12,450        298,927       18,611        265,198
Less Shares Redeemed                   (363,192)    (7,156,551)    (281,761)    (6,964,278)    (201,377)    (2,865,109)
                                     ---------------------------------------------------------------------------------
Increase                              2,087,222   $ 42,121,544    2,544,924   $ 64,375,981      171,677   $  2,453,158
                                     ---------------------------------------------------------------------------------
C SHARES
Shares Sold                           6,462,249   $117,259,446    5,095,732   $117,994,074    1,215,613   $ 16,953,999
Shares Issued in reinvestment of
 distributions                           25,538        431,210       24,134        530,724       43,717        609,802
Less Shares Redeemed                 (1,278,112)   (22,913,003)    (560,056)   (12,689,715)  (1,259,983)   (17,541,944)
                                     ---------------------------------------------------------------------------------
Increase/decrease                     5,209,675   $ 94,777,653    4,559,810   $105,835,083         (653)  $     21,857
                                     ---------------------------------------------------------------------------------
I SHARES
Shares Sold                             233,556   $  4,050,673      107,387   $  2,464,386       80,796   $  1,109,651
Shares Issued in reinvestment of
 distributions                            2,553         41,276        2,268         48,917       30,932        424,055
Less Shares Redeemed                   (105,133)    (1,825,859)      (2,901)       (62,576)    (248,163)    (3,387,087)
                                     ---------------------------------------------------------------------------------
Increase/decrease                       130,976   $  2,266,090      106,754   $  2,450,727     (136,435)  $ (1,853,381)
                                     ---------------------------------------------------------------------------------
Total Increase                       13,489,865   $249,439,266   13,058,139   $306,649,739    1,936,867   $ 26,995,978
                                     ---------------------------------------------------------------------------------


                                            GROWTH FUND
                                     --------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002    SHARES        DOLLARS
-----------------------------------  --------------------------
A SHARES
Shares Sold                          22,401,944   $ 792,791,317
Shares Issued in reinvestment of
 distributions                               --              --
Less Shares Redeemed                 (9,566,915)   (328,527,971)
                                     --------------------------
Increase                             12,835,029   $ 464,263,346
                                     --------------------------
B SHARES
Shares Sold                           2,602,697   $  97,754,239
Shares Issued in reinvestment of
 distributions                               --              --
Less Shares Redeemed                   (426,441)    (15,016,057)
                                     --------------------------
Increase                              2,176,256   $  82,738,182
                                     --------------------------
C SHARES
Shares Sold                           6,373,350   $ 223,363,229
Shares Issued in reinvestment of
 distributions                               --              --
Less Shares Redeemed                 (1,239,569)    (41,136,304)
                                     --------------------------
Increase/decrease                     5,133,781   $ 182,226,925
                                     --------------------------
I SHARES
Shares Sold                             936,892   $  35,034,590
Shares Issued in reinvestment of
 distributions                               --              --
Less Shares Redeemed                     (3,759)       (128,465)
                                     --------------------------
Increase/decrease                       933,133   $  34,906,125
                                     --------------------------
Total Increase                       21,078,199   $ 764,134,578
                                     --------------------------

                                                       GLOBAL CONVERTIBLE FUND        HIGH YIELD FUND         MID CAP VALUE FUND
                                                       -----------------------    -----------------------    --------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002                     SHARES       DOLLARS       SHARES       DOLLARS      SHARES     DOLLARS
---------------------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                                            1,050,020   $ 7,003,309    1,200,694   $10,923,147     79,212   $  741,366
Shares Issued in reinvestment of distributions             6,159        40,766       24,777       219,986         --           --
Less Shares Redeemed                                    (246,149)   (1,612,360)    (353,290)   (3,304,236)   (16,438)    (146,088)
                                                       --------------------------------------------------------------------------
Increase                                                 810,030   $ 5,431,715      872,181   $ 7,838,897     62,774   $  595,278
                                                       --------------------------------------------------------------------------

B SHARES
Shares Sold                                              460,811   $ 3,225,949      226,556   $ 2,164,892     21,105   $  191,553
Shares Issued in reinvestment of distributions               299         2,103        1,032         9,342         --           --
Less Shares Redeemed                                    (271,346)   (1,852,367)     (40,172)     (371,371)    (2,573)     (21,096)
                                                       --------------------------------------------------------------------------
Increase                                                 189,764   $ 1,375,685      187,416   $ 1,802,863     18,532   $  170,457
                                                       --------------------------------------------------------------------------

C SHARES
Shares Sold                                              665,091   $ 4,442,870      769,246   $ 7,430,587     46,636   $  417,568
Shares Issued in reinvestment of distributions               708         4,688        6,125        56,320         --           --
Less Shares Redeemed                                    (106,287)     (691,715)     (96,093)     (905,290)      (796)      (7,212)
                                                       --------------------------------------------------------------------------
Increase                                                 559,512   $ 3,755,843      679,278   $ 6,581,617     45,840   $  410,356
                                                       --------------------------------------------------------------------------

I SHARES
Shares Sold                                               47,729   $   324,718       88,043   $   858,189     12,777   $  120,348
Shares Issued in reinvestment of distributions               467         3,078        2,175        19,588         --           --
Less Shares Redeemed                                      (1,284)       (8,633)      (3,156)      (28,852)       (61)        (522)
                                                       --------------------------------------------------------------------------
Increase                                                  46,912   $   319,163       87,062   $   848,925     12,716   $  119,826
                                                       --------------------------------------------------------------------------
Total Increase                                         1,606,218   $10,882,406    1,825,937   $17,072,302    139,862   $1,295,917
                                                       --------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

                                                               CONVERTIBLE GROWTH
                                    CONVERTIBLE FUND             AND INCOME FUND           MARKET NEUTRAL FUND       GROWTH FUND
                                -------------------------   -------------------------   --------------------------   ----------
  YEAR ENDED MARCH 31, 2002       SHARES       DOLLARS        SHARES       DOLLARS        SHARES        DOLLARS        SHARES
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                     11,081,837   $207,818,965    7,935,241   $187,745,402    21,509,060   $294,023,017   28,592,228
Shares Issued in reinvestment
 of distributions                  415,702      7,671,972      156,416      3,653,172       354,283      4,825,420           --
Less Shares Redeemed            (2,316,283)   (43,560,717)  (1,503,599)   (35,311,413)   (5,056,651)   (69,277,136)  (5,093,044)
                                -----------------------------------------------------------------------------------------------
Increase                         9,181,256   $171,930,220    6,588,058   $156,087,161    16,806,692   $229,571,301   23,499,184
                                -----------------------------------------------------------------------------------------------
B SHARES
Shares Sold                      3,575,512   $ 75,135,608    2,471,146   $ 64,258,726     3,273,672   $ 46,162,649    3,239,192
Shares Issued in reinvestment
 of distributions                   34,136        706,002       14,046        362,546        25,675        361,380        1,213
Less Shares Redeemed              (151,584)    (3,134,966)    (108,828)    (2,774,822)     (216,444)    (3,059,619)    (131,252)
                                -----------------------------------------------------------------------------------------------
Increase                         3,458,064   $ 72,706,644    2,376,364   $ 61,846,450     3,082,903   $ 43,464,410    3,109,153
                                -----------------------------------------------------------------------------------------------
C SHARES
Shares Sold                      7,801,389   $147,831,073    3,888,771   $ 92,640,582    11,289,533   $156,035,814    8,227,443
Shares Issued in reinvestment
 of distributions                  158,006      2,941,327       29,296        698,594        67,038        924,179        3,299
Less Shares Redeemed            (1,159,842)   (21,783,639)    (291,942)    (6,920,215)     (744,230)   (10,285,640)    (648,138)
                                -----------------------------------------------------------------------------------------------
Increase                         6,799,553   $128,988,761    3,626,125   $ 86,418,961    10,612,341   $146,674,353    7,582,604
                                -----------------------------------------------------------------------------------------------
I SHARES
Shares Sold                        551,469   $  9,868,180        2,187   $     50,376     1,770,057   $ 23,900,020        1,689
Shares Issued in reinvestment
 of distributions                   16,398        291,975        4,518        103,354        61,967        837,187        4,348
Less Shares Redeemed              (184,885)    (3,345,894)          --             --    (1,103,367)   (14,973,377)          --
                                -----------------------------------------------------------------------------------------------
Increase                           382,982   $  6,814,261        6,705   $    153,730       728,657   $  9,763,830        6,037
                                -----------------------------------------------------------------------------------------------
Total Increase                  19,821,855   $380,439,886   12,597,252   $304,506,302    31,230,593   $429,473,894   34,196,978
                                -----------------------------------------------------------------------------------------------


                               GROWTH FUND
                                --------------
  YEAR ENDED MARCH 31, 2002        DOLLARS
------------------------------  --------------
A SHARES
Shares Sold                     $1,060,209,672
Shares Issued in reinvestment
 of distributions                           --
Less Shares Redeemed              (186,507,593)
                                --------------
Increase                        $  873,702,079
                                --------------
B SHARES
Shares Sold                     $  127,670,500
Shares Issued in reinvestment
 of distributions                       49,789
Less Shares Redeemed                (4,956,985)
                                --------------
Increase                        $  122,763,304
                                --------------
C SHARES
Shares Sold                     $  301,527,270
Shares Issued in reinvestment
 of distributions                      126,046
Less Shares Redeemed               (23,201,890)
                                --------------
Increase                        $  278,451,426
                                --------------
I SHARES
Shares Sold                     $       68,672
Shares Issued in reinvestment
 of distributions                      176,023
Less Shares Redeemed                        --
                                --------------
Increase                        $      244,695
                                --------------
Total Increase                  $1,275,161,504
                                --------------

                                      GLOBAL CONVERTIBLE FUND               HIGH YIELD FUND                 MID CAP VALUE FUND*
                                     -------------------------         --------------------------         -----------------------
YEAR ENDED MARCH 31, 2002             SHARES         DOLLARS            SHARES          DOLLARS           SHARES        DOLLARS
---------------------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                           458,173      $ 3,177,421           514,958      $ 4,990,089         114,190      $1,127,936
Shares Issued in reinvestment of
  distributions                        59,601          408,052            20,383          194,758              --              --
Less Shares Redeemed                 (243,931)      (1,668,091)          (56,889)        (551,533)             --              --
                                     --------------------------------------------------------------------------------------------
Increase                              273,843      $ 1,917,382           478,452      $ 4,633,314         114,190      $1,127,936
                                     --------------------------------------------------------------------------------------------
B SHARES
Shares Sold                            90,319      $   674,404           201,959      $ 1,984,754           5,543      $   54,893
Shares Issued in reinvestment of
  distributions                           828            6,081               820            8,031              --              --
Less Shares Redeemed                   (6,543)         (49,148)           (6,838)         (68,304)             --              --
                                     --------------------------------------------------------------------------------------------
Increase                               84,604      $   631,337           195,941      $ 1,924,481           5,543      $   54,893
                                     --------------------------------------------------------------------------------------------
C SHARES
Shares Sold                           318,329      $ 2,247,124           387,253      $ 3,835,116           7,007      $   68,279
Shares Issued in reinvestment of
  distributions                         7,419           51,772             1,186           11,765              --              --
Less Shares Redeemed                   51,487         (352,549)          (27,482)        (269,534)           (463)         (4,493)
                                     --------------------------------------------------------------------------------------------
Increase                              274,261      $ 1,946,347           360,957      $ 3,577,347           6,544      $   63,786
                                     --------------------------------------------------------------------------------------------
I SHARES
Shares Sold                             1,025      $     7,000               103      $     1,000             102      $    1,000
Shares Issued in reinvestment of
  distributions                         3,707           25,248                 1                9              --              --
Less Shares Redeemed                       --               --                --               --              --              --
                                     --------------------------------------------------------------------------------------------
Increase                                4,732      $    32,248               104      $     1,009             102      $    1,000
                                     --------------------------------------------------------------------------------------------
Total Increase                        637,440      $ 4,527,314         1,035,454      $10,136,151         126,379      $1,247,615
                                     --------------------------------------------------------------------------------------------

 * Commenced operations on January 2, 2002.

                              FINANCIAL HIGHLIGHTS

CALAMOS CONVERTIBLE FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                           Class A
                                            ---------------------------------------------------------------------
                                            (Unaudited)
                                            Six Months
                                               Ended                        Year Ended March 31,
                                             Sept. 30,     ------------------------------------------------------
                                               2002          2002        2001        2000       1999       1998
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  18.85      $  19.14    $  22.74    $  17.14    $ 17.43    $ 14.68
Income from investment operations:
 Net investment income                           0.25          0.52        0.51        0.43       0.41       0.49
 Net realized and unrealized gain (loss)
  on investments                                (2.40)         0.12       (1.14)       5.98       0.09       3.92
                                             --------      --------    --------    --------    -------    -------
 Total from investment operations               (2.15)         0.64       (0.63)       6.41       0.50       4.41
-----------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                  --            --        0.03          --         --         --
Less distributions:
 Dividends from net investment income           (0.09)        (0.62)      (0.56)      (0.44)     (0.41)     (0.61)
 Dividends from net realized capital gains         --         (0.31)      (2.41)      (0.37)     (0.38)     (0.95)
 Distributions paid from capital                   --            --          --          --         --      (0.10)
 Distributions from capital contributions          --            --       (0.03)         --         --         --
                                             --------      --------    --------    --------    -------    -------
 Total distributions                            (0.09)        (0.93)      (3.00)      (0.81)     (0.79)     (1.66)
-----------------------------------------------------------------------------------------------------------------
Net assets value, end of period              $  16.61      $  18.85    $  19.14    $  22.74    $ 17.14    $ 17.43
-----------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                              (11.4)%         3.6%       (3.2)%      38.1%       3.2%      31.4%
-----------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)             $376,680      $313,223    $142,293    $100,589    $67,456    $62,157
 Ratio of net expenses to average net
  assets                                          1.2%*         1.2%        1.2%        1.4%       1.4%       1.4%
 Ratio of net investment income to average
  net assets                                      2.7%*         2.7%        2.5%        2.3%       2.6%       3.3%
 Ratio of gross expenses to average net
  assets prior to waiver and absorption of
  expenses by the advisor                         1.2%*         1.2%        1.2%        1.4%       1.4%       1.4%
-----------------------------------------------------------------------------------------------------------------

                                                           Class B
                                            -------------------------------------
                                            (Unaudited)                 Sept. 11,
                                            Six Months       Year         2000
                                               Ended         Ended       through
                                             Sept. 30,     March 31,    March 31,
                                               2002          2002         2001
---------------------------------------------------------------------------------
Net asset value, beginning of period         $  21.10       $ 21.35      $ 23.03
Income from investment operations:
 Net investment income                           0.19          0.40         0.15
 Net realized and unrealized gain (loss)
  on investments                                (2.66)         0.16        (1.56)
                                             --------       -------      -------
 Total from investment operations               (2.47)         0.56        (1.41)
---------------------------------------------------------------------------------
Capital contribution from Advisor                  --            --         2.61
Less distributions:
 Dividends from net investment income           (0.06)        (0.50)       (0.17)
 Dividends from net realized capital gains         --         (0.31)       (0.10)
 Distributions paid from capital                   --            --           --
 Distributions from capital contributions          --            --        (2.61)
                                             --------       -------      -------
 Total distributions                            (0.06)        (0.81)       (2.88)
---------------------------------------------------------------------------------
Net assets value, end of period              $  18.57       $ 21.10      $ 21.35
---------------------------------------------------------------------------------
Total Return(a)(b)                              (11.7)%         2.7%         5.3%
---------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)             $114,814       $86,451      $13,628
 Ratio of net expenses to average net
  assets                                          2.0%*         2.0%         1.9%*
 Ratio of net investment income to average
  net assets                                      1.9%*         1.9%         1.8%*
 Ratio of gross expenses to average net
  assets prior to waiver and absorption of
  expenses by the advisor                         2.0%*         2.0%         2.7%*
---------------------------------------------------------------------------------

                                            Six Months
                                              Ended                        Year Ended March 31,
                                            Sept. 30,     ------------------------------------------------------
                                               2002         2002        2001        2000       1999       1998
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          33.1%*       37.0%       92.6%       90.9%      78.2%      76.0%
------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -3.4%, -6.2% -4.0%, and -3.1% for Class A, Class B, Class C and Class I shares, respectively.
*   Annualized
**  Amounts are less than $0.01 per share.

                                     Class C                                          Class I
---------------------------------------------------------------------------------   -----------
    (Unaudited)                                                                     (Unaudited)
    Six Months                                                                      Six Months
       Ended                             Year Ended March 31,                          Ended
     Sept. 30,       ------------------------------------------------------------    Sept. 30,
       2002            2002         2001         2000         1999         1998        2002
-----------------------------------------------------------------------------------------------
     $  18.94        $  19.23      $ 22.62      $ 17.07      $ 17.38      $ 14.63     $ 18.13
         0.19            0.36         0.34         0.35         0.31         0.40        0.26
        (2.42)           0.15        (1.12)        5.93         0.11         3.92       (2.32)
     --------        --------      -------      -------      -------      -------     -------
        (2.23)           0.51        (0.78)        6.28         0.42         4.32       (2.06)
-----------------------------------------------------------------------------------------------
           --              --         0.18           --           --           --          --
        (0.06)          (0.49)       (0.34)       (0.36)       (0.35)       (0.52)      (0.10)
           --           (0.31)       (2.27)       (0.37)       (0.38)       (0.95)         --
           --              --           --           --           --        (0.10)         --
           --              --        (0.18)          --           --           --          --
     --------        --------      -------      -------      -------      -------     -------
        (0.06)          (0.80)       (2.79)       (0.73)       (0.73)       (1.57)      (0.10)
-----------------------------------------------------------------------------------------------
     $  16.65        $  18.94      $ 19.23      $ 22.62      $ 17.07      $ 17.38     $ 15.97
-----------------------------------------------------------------------------------------------
        (11.8)%           2.8%        (3.1)%       37.4%         2.7%        30.8%      (11.4)%
-----------------------------------------------------------------------------------------------
     $284,646        $225,058      $97,784      $58,679      $30,843      $14,358     $34,249
          2.0%*           2.0%         1.9%         1.9%         1.9%         2.0%        1.0%*
          1.9%*           1.9%         1.8%         1.8%         2.1%         3.0%        2.9%*
          2.0%*           2.0%         2.0%         1.9%         1.9%         2.0%        1.0%*
-----------------------------------------------------------------------------------------------

                                Class I
---  -------------------------------------------------------------
                                                         June 25,
                                                           1997
                  Year Ended March 31,                    through
     ----------------------------------------------      March 31,
      2002         2001         2000         1999          1998
---  -------------------------------------------------------------
     $ 18.44      $ 22.82      $ 17.21      $ 17.47       $ 15.88
        0.54         0.59         0.55         0.50          0.37
        0.13        (1.12)        5.98         0.09          2.49
     -------      -------      -------      -------       -------
        0.67        (0.53)        6.53         0.59          2.86
-----------------------------------------------------------------------------------------------
          --         0.00**         --           --            --
       (0.67)       (0.67)       (0.55)       (0.47)        (0.54)
       (0.31)       (3.18)       (0.37)       (0.38)        (0.63)
          --           --           --           --         (0.10)
          --        (0.00)**        --           --            --
     -------      -------      -------      -------       -------
       (0.98)       (3.85)       (0.92)       (0.85)        (1.27)
-----------------------------------------------------------------------------------------------
     $ 18.13      $ 18.44      $ 22.82      $ 17.21       $ 17.47
-----------------------------------------------------------------------------------------------
         3.8%        (3.1)%       38.8%         3.7%         18.8%
-----------------------------------------------------------------------------------------------
     $36,499      $30,069      $37,827      $34,725       $35,951
         1.0%         0.9%         0.9%         0.9%          0.9%*
         2.9%         2.8%         2.8%         3.1%          2.9%*
         1.0%         0.9%         0.9%         0.9%          0.9%*
-----------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS CONVERTIBLE GROWTH & INCOME FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                          Class A
                                            -------------------------------------------------------------------
                                            (Unaudited)
                                            Six Months
                                               Ended                       Year Ended March 31,
                                             Sept. 30,     ----------------------------------------------------
                                               2002          2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  23.95      $  23.26    $ 28.29    $ 18.22    $ 18.59    $ 15.52
Income from investment operations:
 Net investment income                           0.24          0.50       0.61       0.40       0.39       0.34
 Net realized and unrealized gain (loss)
  on investments                                (2.75)         0.98      (2.29)     10.34       0.79       5.14
                                             --------      --------    -------    -------    -------    -------
 Total from investment operations               (2.51)         1.48      (1.68)     10.74       1.18       5.48
---------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                  --            --         --         --         --         --
Less distributions:
 Dividends from net investment income           (0.20)        (0.58)     (0.62)     (0.39)     (0.39)     (0.41)
 Dividends from net realized capital gains         --         (0.21)     (2.73)     (0.28)     (1.16)     (2.00)
 Distributions from capital contributions          --            --         --         --         --         --
                                             --------      --------    -------    -------    -------    -------
 Total distributions                            (0.20)        (0.79)     (3.35)     (0.67)     (1.55)     (2.41)
---------------------------------------------------------------------------------------------------------------
Net assets value, end of period              $  21.24      $  23.95    $ 23.26    $ 28.29    $ 18.22    $ 18.59
---------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                              (10.5)%         6.5%      (6.8)%     59.8%       6.9%      37.8%
---------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)             $339,320      $242,624    $82,362    $45,440    $18,981    $13,119
 Ratio of net expenses to average net
  assets                                          1.3%*         1.3%       1.4%       1.7%       2.0%       2.0%
 Ratio of net investment income to average
  net assets                                      2.1%*         2.2%       2.6%       1.8%       2.3%       2.0%
 Ratio of gross expenses to average net
  assets prior to waiver and absorption of
  expenses by the advisor                         1.3%*         1.3%       1.4%       1.7%       2.0%       2.0%
---------------------------------------------------------------------------------------------------------------

                                                           Class B
                                            -------------------------------------
                                            (Unaudited)                 Sept. 11,
                                            Six Months       Year         2000
                                               Ended         Ended       through
                                             Sept. 30,     March 31,    March 31,
                                               2002          2002         2001
---------------------------------------------------------------------------------
Net asset value, beginning of period         $  26.36       $ 25.57      $28.43
Income from investment operations:
 Net investment income                           0.18          0.36        0.13
 Net realized and unrealized gain (loss)
  on investments                                (3.03)         1.08       (2.77)
                                             --------       -------      ------
 Total from investment operations               (2.85)         1.44       (2.64)
---------------------------------------------------------------------------------
Capital contribution from Advisor                  --            --        2.91
Less distributions:
 Dividends from net investment income           (0.13)        (0.44)      (0.12)
 Dividends from net realized capital gains         --         (0.21)      (0.10)
 Distributions from capital contributions          --            --       (2.91)
                                             --------       -------      ------
 Total distributions                            (0.13)        (0.65)      (3.13)
---------------------------------------------------------------------------------
Net assets value, end of period              $  23.38       $ 26.36      $25.57
---------------------------------------------------------------------------------
Total Return(a)(b)                              (10.8)%         5.7%        1.0%
---------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)             $120,471       $68,757      $5,923
 Ratio of net expenses to average net
  assets                                          2.0%*         2.1%        2.1%*
 Ratio of net investment income to average
  net assets                                      1.4%*         1.4%        1.8%*
 Ratio of gross expenses to average net
  assets prior to waiver and absorption of
  expenses by the advisor                         2.0%*         2.1%        2.3%*
---------------------------------------------------------------------------------

                                            Six Months
                                               Ended                       Year Ended March 31,
                                             Sept. 30,     ----------------------------------------------------
                                               2002          2002       2001       2000       1999       1998
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          21.5%*        39.7%      81.6%     116.5%      87.5%     115.5%
-----------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -6.8%, -9.3%, -7.5%, and -6.6% for Class A, Class B, Class C and Class I shares, respectively.
 * Annualized
** Amounts are less than $0.01 per share.

                                 Class C
--------------------------------------------------------------------------
(Unaudited)
Six Months
   Ended                           Year Ended March 31,
 Sept. 30,       ---------------------------------------------------------
   2002            2002         2001         2000        1999        1998
--------------------------------------------------------------------------
 $  24.16        $  23.47      $ 27.99      $18.07      $18.48      $15.50
     0.17            0.31         0.37        0.33        0.28        0.26
    (2.78)           1.01        (2.25)      10.18        0.82        5.11
 --------        --------      -------      ------      ------      ------
    (2.61)           1.32        (1.88)      10.51        1.10        5.37
--------------------------------------------------------------------------
       --              --         0.42          --          --          --
    (0.14)          (0.42)       (0.35)      (0.31)      (0.34)      (0.39)
       --           (0.21)       (2.29)      (0.28)      (1.17)      (2.00)
       --              --        (0.42)         --          --          --
 --------        --------      -------      ------      ------      ------
    (0.14)          (0.63)       (3.06)      (0.59)      (1.51)      (2.39)
--------------------------------------------------------------------------
 $  21.41        $  24.16      $ 23.47      $27.99      $18.07      $18.48
--------------------------------------------------------------------------
    (10.8)%           5.8%        (5.8)%      58.9%        6.5%       37.1%
--------------------------------------------------------------------------
 $197,430        $112,633      $24,311      $7,302      $2,676      $1,379
      2.0%*           2.1%         2.1%        2.2%        2.4%        2.5%
      1.4%*           1.4%         1.8%        1.3%        1.9%        1.5%
      2.0%*           2.1%         2.3%        2.2%        2.4%        2.5%
--------------------------------------------------------------------------

                                  Class I
 --------------------------------------------------------------------------
 (Unaudited)                                                      Sept. 18,
 Six Months                                                         1997
    Ended                    Year Ended March 31,                  through
  Sept. 30,       ------------------------------------------      March 31,
    2002           2002        2001        2000        1999         1998
 --------------------------------------------------------------------------
   $23.54         $22.87      $28.44      $18.30      $18.61       $17.96
     0.28           0.57        0.73        0.51        0.54         0.22
    (2.72)          0.94       (2.32)      10.38        0.75         2.14
   ------         ------      ------      ------      ------       ------
    (2.44)          1.51       (1.59)      10.89        1.29         2.36
 --------------------------------------------------------------------------
       --             --        0.00**        --          --           --
    (0.23)         (0.63)      (0.76)      (0.47)      (0.43)       (0.38)
       --          (0.21)      (3.22)      (0.28)      (1.17)       (1.33)
       --             --       (0.00)**       --          --           --
   ------         ------      ------      ------      ------       ------
    (0.23)         (0.84)      (3.98)      (0.75)      (1.60)       (1.71)
 --------------------------------------------------------------------------
   $20.87         $23.54      $22.87      $28.44      $18.30       $18.61
 --------------------------------------------------------------------------
    (10.4)%          6.8%       (6.6)%      60.5%        7.5%        14.4%
 --------------------------------------------------------------------------
   $4,849         $2,956      $2,719      $3,171      $1,976       $1,838
      1.0%*          1.1%        1.1%        1.2%        1.3%         1.5%*
      2.4%*          2.4%        2.8%        2.3%        2.9%         2.4%*
      1.0%*          1.1%        1.1%        1.2%        1.3%         1.5%*
 --------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS MARKET NEUTRAL FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                             Class A
                                                -----------------------------------------------------------------
                                                (Unaudited)
                                                Six Months
                                                   Ended                      Year Ended March 31,
                                                 Sept. 30,     --------------------------------------------------
                                                   2002          2002       2001       2000       1999      1998
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  13.72      $  13.34    $ 13.00    $ 11.72    $11.91    $10.81
Income from investment operations:
 Net investment income                               0.20          0.36       0.51       0.41      0.32      0.50
 Net realized and unrealized gain (loss) on
  investments                                        0.08          0.41       0.58       1.54      0.67      1.19
                                                 --------      --------    -------    -------    ------    ------
 Total from investment operations                    0.28          0.77       1.09       1.95      0.99      1.69
-----------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                      --            --       0.01         --        --        --
Less distributions:
 Dividends from net investment income               (0.18)        (0.37)     (0.51)     (0.41)    (0.32)    (0.55)
 Dividends from net realized capital gains             --         (0.02)     (0.24)     (0.26)    (0.86)    (0.04)
 Distributions from capital contributions              --            --      (0.01)        --        --        --
                                                 --------      --------    -------    -------    ------    ------
 Total distributions                                (0.18)        (0.39)     (0.76)     (0.67)    (1.18)    (0.59)
-----------------------------------------------------------------------------------------------------------------
Net assets value, end of period                  $  13.82      $  13.72    $ 13.34    $ 13.00    $11.72    $11.91
-----------------------------------------------------------------------------------------------------------------
Total Return(a)(c)                                    2.0%          5.8%       8.6%      17.1%      8.7%     15.7%
-----------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)                 $334,927      $306,524    $73,817    $14,224    $2,089    $1,123
 Ratio of net expenses to average net
  assets(b)                                           1.5%*         1.3%       1.5%       2.0%      2.1%      2.1%
 Ratio of net investment income to average
  net assets(b)                                       2.9%*         3.1%       5.0%       3.9%      3.1%      3.9%
 Ratio of gross expenses to average net assets
  prior to waiver and absorption of expenses
  by the advisor(b)                                   1.5%*         1.3%       1.5%       4.9%      6.4%      6.2%
-----------------------------------------------------------------------------------------------------------------

                                                              Class B
                                                ------------------------------------
                                                (Unaudited)                Sept. 11,
                                                Six Months       Year        2000
                                                   Ended         Ended      through
                                                 Sept. 30,     March 31,   March 31,
                                                   2002          2002        2001
----------------------------------------------  ------------------------------------
Net asset value, beginning of period              $ 14.16       $ 13.78     $13.63
Income from investment operations:
 Net investment income                               0.15          0.28       0.14
 Net realized and unrealized gain (loss) on
  investments                                        0.07          0.41       0.16
                                                  -------       -------     ------
 Total from investment operations                    0.22          0.69       0.30
-----------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                      --            --       0.51
Less distributions:
 Dividends from net investment income               (0.13)        (0.29)     (0.14)
 Dividends from net realized capital gains             --         (0.02)     (0.01)
 Distributions from capital contributions              --            --      (0.51)
                                                  -------       -------     ------
 Total distributions                                (0.13)        (0.31)     (0.66)
-----------------------------------------------------------------------------------------------------------------
Net assets value, end of period                   $ 14.25       $ 14.16     $13.78
-----------------------------------------------------------------------------------------------------------------
Total Return(a)(c)                                    1.5%          5.1%       6.0%
-----------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)                  $48,573       $45,804     $2,108
 Ratio of net expenses to average net
  assets(b)                                           2.2%*         2.1%       2.3%*
 Ratio of net investment income to average
  net assets(b)                                       2.2%*         2.3%       4.3%*
 Ratio of gross expenses to average net assets
  prior to waiver and absorption of expenses
  by the advisor(b)                                   2.2%*         2.1%       2.3%*
-----------------------------------------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                      Year Ended March 31,
                                                 Sept. 30,     --------------------------------------------------
                                                    2002         2002       2001       2000       1999      1998
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              102.8%*      160.7%     264.9%     266.0%    192.9%    398.2%
-------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) Includes 0.3%, 0.1% 0.1%, 0.1%, 0.1%, 0.1%, and 0.1%, for the six months ended September 30, 2002 and years 2002, 2001, 2000, 1999 and 1998 respectively, related to dividend expense on short positions.
(c) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been 8.6%, 2.2%, 7.8% and 9.1%, for Class A, Class B, Class C and Class I shares, respectively.
 *  Annualized

                    Class C                                     Class I
-----------------------------------------------   -----------------------------------
(Unaudited)                           Feb. 16,    (Unaudited)                May 10,
Six Months                              2000      Six Months      Year        2000
   Ended      Year Ended March 31,     through       Ended        Ended      through
 Sept. 30,    ---------------------   March 31,    Sept. 30,    March 31,   March 31,
   2002         2002        2001        2000         2002         2002        2001
-------------------------------------------------------------------------------------
 $  13.87     $  13.50    $  13.01     $12.82       $ 13.63      $ 13.25     $ 12.97
     0.15         0.28        0.46       0.04          0.23         0.45        0.58
     0.07         0.40        0.54       0.22          0.05         0.35        0.58
 --------     --------    --------     ------       -------      -------     -------
     0.22         0.68        1.00       0.26          0.28         0.80        1.16
-------------------------------------------------------------------------------------
       --           --        0.18         --            --           --          --
    (0.13)       (0.29)      (0.37)     (0.07)        (0.19)       (0.40)      (0.59)
       --        (0.02)      (0.14)        --            --        (0.02)      (0.29)
       --           --       (0.18)        --            --           --          --
 --------     --------    --------     ------       -------      -------     -------
    (0.13)       (0.31)      (0.69)     (0.07)        (0.19)       (0.42)      (0.88)
-------------------------------------------------------------------------------------
 $  13.96     $  13.87    $  13.50     $13.01       $ 13.72      $ 13.63     $ 13.25
-------------------------------------------------------------------------------------
      1.6%         5.1%        9.3%       2.0%          2.1%         6.1%        9.1%
-------------------------------------------------------------------------------------
 $162,021     $160,940    $ 13,438     $  207       $29,521      $31,177     $20,665
      2.2%*        2.1%        2.3%       2.5%*         1.2%*        1.1%        1.3%*
      2.2%*        2.3%        4.3%       3.2%*         3.2%*        3.3%        5.3%*
      2.2%*        2.1%        2.6%       4.0%*         1.2%*        1.1%        1.3%*
-------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS GROWTH FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                          Class A
                                           ----------------------------------------------------------------------
                                           (Unaudited)
                                           Six Months
                                              Ended                        Year Ended March 31,
                                            Sept. 30,     -------------------------------------------------------
                                              2002           2002         2001       2000       1999       1998
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    37.64     $    37.04    $  48.17    $ 23.51    $ 20.06    $ 17.04
Income from investment operations:
 Net investment income                          (0.19)**       (0.41)**    (0.27)**   (0.56)     (0.30)     (0.01)
 Net realized and unrealized gain (loss)
 on investments                                 (5.43)          1.01       (5.87)     28.35       3.75       8.53
                                           ----------     ----------    --------    -------    -------    -------
 Total from investment operations               (5.62)          0.60       (6.14)     27.79       3.45       8.52
-----------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                  --             --          --         --         --         --
Less distributions:
 Dividends from net investment income              --             --          --         --         --         --
 Dividends from net realized capital
 gains                                             --             --       (4.99)     (3.13)        --      (5.32)
 Distributions paid from capital                   --             --          --         --         --      (0.18)
 Distributions from capital contributions          --             --          --         --         --         --
                                           ----------     ----------    --------    -------    -------    -------
 Total distributions                               --             --       (4.99)     (3.13)        --      (5.50)
-----------------------------------------------------------------------------------------------------------------
Net assets value, end of period            $    32.02     $    37.64    $  37.04    $ 48.17    $ 23.51    $ 20.06
-----------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                              (14.9)%          1.6%      (14.2)%    123.4%      17.2%      54.0%
-----------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)           $1,284,642     $1,027,091    $140,353    $40,102    $13,553    $10,374
 Ratio of net expenses to average net
 assets                                           1.5%*          1.5%        1.5%       2.0%       2.0%       2.0%
 Ratio of net investment income to
 average net assets                              (1.1)%*        (1.1)%      (0.7)%     (1.7)%     (1.6)%     (1.5)%
 Ratio of gross expenses to average net
 assets prior to waiver and absorption of
 expenses by the advisor                          1.5%*          1.6%        1.5%       2.4%       2.4%       2.3%
-----------------------------------------------------------------------------------------------------------------

                                                         Class B
                                           ------------------------------------
                                           (Unaudited)                Sept. 11,
                                           Six Months       Year        2000
                                              Ended         Ended      through
                                            Sept. 30,     March 31,   March 31,
                                              2002          2002        2001
-----------------------------------------  ------------------------------------
Net asset value, beginning of period        $  39.79      $  39.45     $50.67
Income from investment operations:
 Net investment income                         (0.34)**      (0.47)**   (0.31)**
 Net realized and unrealized gain (loss)
 on investments                                (5.73)         0.81     (10.02)
                                            --------      --------     ------
 Total from investment operations              (6.07)         0.34     (10.33)
-------------------------------------------------------------------------------------------
Capital contribution from Advisor                 --            --       3.77
Less distributions:
 Dividends from net investment income             --            --         --
 Dividends from net realized capital
 gains                                            --            --      (0.89)
 Distributions paid from capital                  --            --         --
 Distributions from capital contributions         --            --      (3.77)
                                            --------      --------     ------
 Total distributions                              --            --      (4.66)
------------------------------------------------------------------------------------------------------
Net assets value, end of period             $  33.72      $  39.79     $39.45
-----------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                             (15.3)%         0.9%     (13.0)%
-----------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)            $184,349      $130,934     $7,158
 Ratio of net expenses to average net
 assets                                          2.2%*         2.3%       2.2%*
 Ratio of net investment income to
 average net assets                             (1.8)%*       (1.9)%     (1.4)%*
 Ratio of gross expenses to average net
 assets prior to waiver and absorption of
 expenses by the advisor                         2.2%*         2.3%       3.4%*
-----------------------------------------------------------------------------------------------------------------

                                           Six Months
                                             Ended                        Year Ended March 31,
                                           Sept. 30,     -------------------------------------------------------
                                              2002          2002         2001       2000       1999       1998
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         48.0%*         78.8%       90.9%     175.3%     184.3%     206.1%
------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -14.2%, -20.6%, -14.8%, and -13.9% for Class A, Class B, Class C and Class I shares, respectively.
*   Annualized
**  Net investment income allocated based on average shares method.

                                   Class C
------------------------------------------------------------------------------
    (Unaudited)
    Six Months
       Ended                           Year Ended March 31,
     Sept. 30,       ---------------------------------------------------------
       2002            2002         2001         1999        1999        1998
------------------------------------------------------------------------------
     $  37.03        $  36.72      $ 47.16      $23.18      $19.85      $16.98
        (0.32)**        (0.68)**     (0.56)**    (1.55)      (0.11)      (0.13)
        (5.33)           0.99        (5.82)      28.66        3.44        8.50
     --------        --------      -------      ------      ------      ------
        (5.65)           0.31        (6.38)      27.11        3.33        8.37
------------------------------------------------------------------------------
           --              --         0.61          --          --          --
           --              --           --          --          --       (5.32)
           --              --        (4.06)      (3.13)         --       (0.18)
           --              --           --          --          --          --
           --              --        (0.61)         --          --          --
     --------        --------      -------      ------      ------      ------
           --              --        (4.67)      (3.13)         --       (5.50)
------------------------------------------------------------------------------
     $  31.38        $  37.03      $ 36.72      $47.16      $23.18      $19.85
------------------------------------------------------------------------------
        (15.3)%           0.8%       (13.4)%     122.2%       16.8%       53.3%
------------------------------------------------------------------------------
     $443,916        $333,734      $52,463      $6,017      $  308      $   41
          2.2%*           2.3%         2.2%        2.5%        2.5%        2.5%
         (1.8)%*         (1.9)%       (1.4)%      (2.2)%      (2.1)%      (2.0)%
          2.2%*           2.3%         2.5%        3.0%        3.0%        2.9%
------------------------------------------------------------------------------

                                      Class I
-------------------------------------------------------------------------------
     (Unaudited)                                                      Sept. 18,
     Six Months                                                         1997
        Ended                    Year Ended March 31,                  through
      Sept. 30,       ------------------------------------------      March 31,
        2002           2002        2001        2000        1999         1998
-------------------------------------------------------------------------------
       $ 39.56        $38.83      $48.73      $23.71      $20.12       $24.32
         (0.15)**      (0.34)**    (0.18)**    (0.39)      (0.21)       (0.11)
         (5.72)         1.07       (6.10)      28.54        3.80         1.07
       -------        ------      ------      ------      ------       ------
         (5.87)         0.73       (6.28)      28.15        3.59         0.96
------------------------------------------------------------------------------
            --            --        1.04          --          --           --
            --            --          --          --          --        (4.98)
            --            --       (3.62)      (3.13)         --        (0.18)
            --            --          --          --          --           --
            --            --       (1.04)         --          --           --
       -------        ------      ------      ------      ------       ------
            --            --       (4.66)      (3.13)         --        (5.16)
------------------------------------------------------------------------------
       $ 33.69        $39.56      $38.83      $48.73      $23.71       $20.12
------------------------------------------------------------------------------
         (14.8)%         1.9%      (11.6)%     123.9%       17.8%         6.4%
------------------------------------------------------------------------------
       $37,763        $7,424      $7,053      $4,011      $1,792       $1,508
           1.2%*         1.3%        1.2%        1.5%        1.5%         1.5%*
          (0.8)%*       (0.9)%      (0.4)%      (1.2)%      (1.1)%       (1.1)%*
           1.2%*         1.3%        1.8%        1.9%        1.8%         1.8%*
------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS GLOBAL CONVERTIBLE FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                  Class A
                                      ----------------------------------------------------------------
                                      (Unaudited)
                                      Six Months
                                         Ended                     Year Ended March 31,
                                       Sept. 30,     -------------------------------------------------
                                         2002         2002       2001       2000       1999      1998
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  6.89      $  7.12    $  9.24    $  6.61    $ 6.56    $ 5.39
Income from investment operations:
 Net investment income                     0.21         0.18       0.15       0.05      0.02      0.17
 Net realized and unrealized gain
  (loss) on investments                   (0.98)       (0.15)     (1.12)      2.76      0.29      1.42
                                        -------      -------    -------    -------    ------    ------
 Total from investment operations         (0.77)        0.03      (0.97)      2.81      0.31      1.59
------------------------------------------------------------------------------------------------------
Capital contribution from Advisor            --           --       0.01         --        --        --
Less distributions:
 Dividends from net investment
  income                                  (0.02)       (0.23)     (0.47)     (0.04)    (0.13)    (0.28)
 Dividends from net realized capital
  gains                                      --        (0.03)     (0.68)     (0.14)    (0.13)    (0.14)
 Distributions from capital
  contributions                              --           --      (0.01)        --        --        --
                                        -------      -------    -------    -------    ------    ------
 Total distributions                      (0.02)       (0.26)     (1.16)     (0.18)    (0.26)    (0.42)
------------------------------------------------------------------------------------------------------
Net assets value, end of period         $  6.10      $  6.89    $  7.12    $  9.24    $ 6.61    $ 6.56
------------------------------------------------------------------------------------------------------
Total Return(a)(b)                        (11.2)%        0.5%     (11.2)%     42.7%      5.1%     30.3%
------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)        $16,104      $12,611    $11,084    $11,520    $6,447    $5,678
 Ratio of net expenses to average
  net assets                                1.7%*        1.8%       1.8%       2.0%      2.0%      2.0%
 Ratio of net investment income to
  average net assets                        2.9%*        1.7%       1.7%       0.5%      1.3%      1.4%
 Ratio of gross expenses to average
  net assets prior to waiver and
  absorption of expenses by the
  advisor                                   2.6%*        2.9%       2.9%       3.2%      3.2%      3.0%
------------------------------------------------------------------------------------------------------

                                                     Class B
                                      -------------------------------------
                                      (Unaudited)                 Sept. 11,
                                      Six Months       Year         2000
                                         Ended         Ended       through
                                       Sept. 30,     March 31,    March 31,
                                         2002          2002         2001
------------------------------------  -------------------------------------
Net asset value, beginning of period    $ 7.34        $ 7.58       $ 9.11
Income from investment operations:
 Net investment income                    0.14          0.20         0.26
 Net realized and unrealized gain
  (loss) on investments                  (0.99)        (0.21)       (1.31)
                                        ------        ------       ------
 Total from investment operations        (0.85)        (0.01)       (1.05)
------------------------------------------------------------------------------------------------------
Capital contribution from Advisor           --            --         0.61
Less distributions:
 Dividends from net investment
  income                                 (0.02)        (0.20)       (0.38)
 Dividends from net realized capital
  gains                                     --         (0.03)       (0.10)
 Distributions from capital
  contributions                             --            --        (0.61)
                                        ------        ------       ------
 Total distributions                     (0.02)        (0.23)       (1.09)
------------------------------------------------------------------------------------------------------
Net assets value, end of period         $ 6.47        $ 7.34       $ 7.58
------------------------------------------------------------------------------------------------------
Total Return(a)(b)                       (11.6)%        (0.1)%       (4.6)%
------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)        $1,800        $  648       $   28
 Ratio of net expenses to average
  net assets                               2.5%*         2.5%         2.5%*
 Ratio of net investment income to
  average net assets                       2.1%*         1.0%         1.0%*
 Ratio of gross expenses to average
  net assets prior to waiver and
  absorption of expenses by the
  advisor                                  3.4%*         3.7%         4.6%*
------------------------------------------------------------------------------------------------------

                                     Six Months
                                       Ended                      Year Ended March 31,
                                     Sept. 30,     --------------------------------------------------
                                        2002         2002       2001       2000       1999      1998
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   36.4%*       75.6%     111.4%      84.6%    106.3%     64.8%
-------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -11.3%, -11.7%, -11.9%, and -11.0% for Class A, Class B, Class C and Class I shares, respectively.
*   Annualized

                                  Class C
---------------------------------------------------------------------------
    (Unaudited)
    Six Months
       Ended                          Year Ended March 31,
     Sept. 30,       ------------------------------------------------------
       2002           2002        2001        2000        1999        1998
---------------------------------------------------------------------------
      $ 6.95         $ 7.19      $ 9.14      $ 6.57      $ 6.53      $ 5.37
        0.19           0.20        0.11        0.02        0.01        0.15
       (0.99)         (0.22)      (1.14)       2.73        0.27        1.41
      ------         ------      ------      ------      ------      ------
       (0.80)         (0.02)      (1.03)       2.75        0.28        1.56
---------------------------------------------------------------------------
          --             --        0.12          --          --          --
       (0.02)         (0.19)      (0.36)      (0.04)      (0.11)      (0.26)
          --          (0.03)      (0.56)      (0.14)      (0.13)      (0.14)
          --             --       (0.12)         --          --          --
      ------         ------      ------      ------      ------      ------
       (0.02)         (0.22)      (1.04)      (0.18)      (0.24)      (0.40)
---------------------------------------------------------------------------
      $ 6.13         $ 6.95      $ 7.19      $ 9.14      $ 6.57      $ 6.53
---------------------------------------------------------------------------
       (11.5)%         (0.3)%     (10.4)%      42.0%        4.6%       29.8%
---------------------------------------------------------------------------
      $7,223         $4,301      $2,477      $1,409      $  729      $  671
         2.5%*          2.5%        2.5%        2.5%        2.5%        2.5%
         2.1%*          1.0%        1.0%        0.0%        0.8%        0.9%
         3.4%*          3.7%        3.9%        4.0%        4.0%        3.7%
---------------------------------------------------------------------------

                                      Class I
-------------------------------------------------------------------------------
     (Unaudited)                                                      Sept. 18,
     Six Months                                                         1997
        Ended                    Year Ended March 31,                  through
      Sept. 30,       ------------------------------------------      March 31,
        2002           2002        2001        2000        1999         1998
-------------------------------------------------------------------------------
       $ 6.86         $ 7.09      $ 9.24      $ 6.63      $ 6.56       $ 6.18
         0.16           0.16        0.19        0.08        0.03         0.07
        (0.92)         (0.11)      (1.13)       2.72        0.31         0.58
       ------         ------      ------      ------      ------       ------
        (0.76)          0.05       (0.94)       2.80        0.34         0.65
---------------------------------------------------------------------------
           --             --        0.01          --          --           --
        (0.02)         (0.25)      (0.50)      (0.05)      (0.14)       (0.17)
           --          (0.03)      (0.71)      (0.14)      (0.13)       (0.10)
           --             --       (0.01)         --          --           --
       ------         ------      ------      ------      ------       ------
        (0.02)         (0.28)      (1.22)      (0.19)      (0.27)       (0.27)
---------------------------------------------------------------------------
       $ 6.08         $ 6.86      $ 7.09      $ 9.24      $ 6.63       $ 6.56
---------------------------------------------------------------------------
        (11.1)%          0.8%      (10.9)%      42.5%        5.6%        10.9%
---------------------------------------------------------------------------
       $  846         $  633      $  621      $  689      $  484       $  458
          1.5%*          1.5%        1.5%        1.5%        1.5%         1.5%*
          3.1%*          2.0%        2.0%        1.0%        1.8%         1.9%*
          2.4%*          2.7%        2.6%        2.4%        2.4%         2.7%*
---------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS HIGH YIELD FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                                     Class A
                                                              -----------------------------------------------------
                                                              (Unaudited)                                  Aug. 1,
                                                              Six Months            Year Ended              1999
                                                                 Ended               March 31,             through
                                                               Sept. 30,        -------------------       March 31,
                                                                 2002            2002         2001          2000
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.85         $ 9.55       $ 9.53        $10.00
Income from investment operations:
 Net investment income                                             0.23           0.54         0.64          0.33
 Net realized and unrealized gain (loss) on investments           (1.24)          0.29         0.02         (0.48)
                                                                -------         ------       ------        ------
  Total from investment operations                                (1.01)          0.83         0.66         (0.15)
-------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                                    --             --         0.00**          --
Less distributions:
 Dividends from net investment income                             (0.23)         (0.53)       (0.64)        (0.32)
 Distributions from capital contributions                            --             --        (0.00)**         --
                                                                -------         ------       ------        ------
  Total distributions                                             (0.23)         (0.53)       (0.64)        (0.32)
-------------------------------------------------------------------------------------------------------------------
Net assets value, end of period                                 $  8.61         $ 9.85       $ 9.55        $ 9.53
-------------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                                                (10.4)%          9.0%         7.1%         (1.5)%
-------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)                                $13,657         $7,023       $2,243        $  728
 Ratio of net expenses to average net assets                        1.8%*          1.8%         1.8%          2.0%*
 Ratio of net investment income to average net assets               6.6%*          6.3%         7.6%          5.9%*
 Ratio of gross expenses to average net assets prior to
  waiver and absorption of expenses by the advisor                  2.8%*          5.8%        12.4%         13.1%*
-------------------------------------------------------------------------------------------------------------------
                                                                                                           Aug 1,
                                                              Six Months            Year Ended              1999
                                                                 Ended               March 31,             Through
                                                               Sept. 30,        -------------------       March 31,
                                                                 2002            2002         2001          2000
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            28.8%*         36.7%        19.7%          1.6%*
-------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been 7.1%, 4.8% and 5.6% for Class A, Class B and Class C shares, respectively.
*   Annualized.
**  Amounts are less than $0.01 per share.

                  Class B                               Class C                         Class I
    -----------------------------------   -----------------------------------   -----------------------
    (Unaudited)               Dec. 21,    (Unaudited)               Dec. 21,    (Unaudited)   March 1,
    Six Months      Year        2000      Six Months      Year        2000      Six Months      2002
       Ended        Ended      through       Ended        Ended      through       Ended       through
     Sept. 30,    March 31,   March 31,    Sept. 30,    March 31,   March 31,    Sept. 30,    March 31,
       2002         2002        2001         2002         2002        2001         2002         2002
-------------------------------------------------------------------------------------------------------
      $10.07       $ 9.77      $ 9.39       $10.04       $ 9.74      $ 9.39       $ 9.84       $ 9.67
        0.24         0.47        0.07         0.23         0.46        0.18         0.33         0.06
       (1.30)        0.31        0.38        (1.29)        0.33        0.35        (1.33)        0.20
      ------       ------      ------       ------       ------      ------       ------       ------
       (1.06)        0.78        0.45        (1.06)        0.79        0.53        (1.00)        0.26
-------------------------------------------------------------------------------------------------------
          --           --        0.23           --           --        0.15           --           --
       (0.20)       (0.48)      (0.07)       (0.20)       (0.49)      (0.18)       (0.23)       (0.09)
          --           --       (0.23)          --           --       (0.15)          --           --
      ------       ------      ------       ------       ------      ------       ------       ------
       (0.20)       (0.48)      (0.30)       (0.20)       (0.49)      (0.33)       (0.23)       (0.09)
-------------------------------------------------------------------------------------------------------
      $ 8.81       $10.07      $ 9.77       $ 8.78       $10.04      $ 9.74       $ 8.61       $ 9.84
-------------------------------------------------------------------------------------------------------
       (10.6)%        8.3%        7.3%       (10.6)%        8.4%        7.2%       (10.2)%        2.7%
-------------------------------------------------------------------------------------------------------
      $3,414       $2,014      $   40       $9,145       $3,636      $   11       $  751       $    1
         2.5%*        2.5%        2.5%*        2.5%*        2.5%        2.5%*        1.5%*        1.5%*
         5.9%*        5.6%        6.8%*        5.9%*        5.6%        6.8%*        6.9%*        6.6%*
         3.5%*        6.5%       13.1%*        3.5%*        6.5%       13.1%*        2.5%*        5.5%*
-------------------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS MID CAP VALUE FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                           Class A                    Class B                    Class C
                                                   ------------------------   ------------------------   ------------------------
                                                   (Unaudited)   January 2,   (Unaudited)   January 2,   (Unaudited)   January 2,
                                                   Six Months       2002      Six Months       2002      Six Months       2002
                                                      Ended       through        Ended       through        Ended       through
                                                    Sept. 30,    March 31,     Sept. 30,    March 31,     Sept. 30,    March 31,
                                                      2002          2002         2002          2002         2002          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 9.89        $10.00       $ 9.87        $10.00       $ 9.88        $10.00
Income from investment operations:
 Net investment income                                (0.01)           --        (0.02)        (0.01)       (0.01)        (0.01)
 Net realized and unrealized gain (loss) on
  investments                                         (2.32)        (0.11)       (2.33)        (0.12)       (2.35)        (0.11)
                                                     ------        ------       ------        ------       ------        ------
  Total from investment operations                    (2.33)        (0.11)       (2.35)        (0.13)       (2.36)        (0.12)
---------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                        --            --           --            --           --            --
Less distributions:
 Dividends from net investment income                    --            --           --            --           --            --
 Dividends from net realized capital gains               --            --           --            --           --            --
 Distributions from capital contributions                --            --           --            --           --            --
                                                     ------        ------       ------        ------       ------        ------
  Total distributions                                    --            --           --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------
Net assets value, end of period                      $ 7.56        $ 9.89       $ 7.52        $ 9.87       $ 7.52        $ 9.88
---------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                       (23.6)%        (1.1)%      (23.8)%        (1.3)%      (23.9)%        (1.2)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)                     $1,339        $1,130       $  181        $   55       $  394        $   65
 Ratio of net expenses to average net assets*           1.8% *        1.8%         2.5%          2.5%         2.5%          2.5%
 Ratio of net investment income to average net
  assets*                                              (0.3)%*       (0.3)%       (1.0)%        (1.0)%       (1.0)%        (1.0)%
 Ratio of gross expenses to average net assets
  prior to waiver and absorption of expenses by
  the advisor                                          18.8%*        32.3%        19.5%         33.0%        19.5%         33.0%
---------------------------------------------------------------------------------------------------------------------------------

                                                           Class I
                                                   ------------------------
                                                   (Unaudited)    March 1,
                                                   Six Months       2002
                                                      Ended       through
                                                    Sept. 30,    March 31,
                                                      2002          2002
-------------------------------------------------  ------------------------
Net asset value, beginning of period                 $ 9.90        $ 9.83
Income from investment operations:
 Net investment income                                (0.01)           --
 Net realized and unrealized gain (loss) on
  investments                                         (2.31)         0.07
                                                     ------        ------
  Total from investment operations                    (2.32)         0.07
----------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                        --            --
Less distributions:
 Dividends from net investment income                    --            --
 Dividends from net realized capital gains               --
 Distributions from capital contributions                --            --
                                                     ------        ------
  Total distributions                                    --            --
---------------------------------------------------------------------------------------------------------------------------------
Net assets value, end of period                      $ 7.58        $ 9.90
---------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                       (23.4)%         0.7%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)                     $   97        $    1
 Ratio of net expenses to average net assets*           1.5% *        1.5%
 Ratio of net investment income to average net
  assets*                                              (0.0)%*       (0.0)%
 Ratio of gross expenses to average net assets
  prior to waiver and absorption of expenses by
  the advisor                                          18.5%*        32.0%
---------------------------------------------------------------------------------------------------------------------------------

                                       Six Months      Period
                                          Ended        Ended
                                        Sept. 30,    March 31,
                                          2002          2002
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate*                   30.4%*         0.0%
---------------------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
 *  Annualized

                          SPECIAL SHAREHOLDERS MEETING

On June 26, 2002, a Special Shareholders' meeting was held and adjourned as necessary. Shareholders of each Calamos Fund were asked to vote on two issues: election of seven members to the Board of Trustees, and approval of changes to the fundamental investment restrictions regarding a) diversification, b) investing in real estate, commodities, or commodities contracts, c) investing in illiquid securities, d) borrowing, and e) senior securities.

1) Election of Trustees

                                                                         FOR           WITHHELD
      ------------------------------------------------------------------------------------------
      John P. Calamos                                                 86,030,603       1,825,449
      Nick P. Calamos                                                 86,032,899       1,823,153
      Richard J. Dowen                                                86,038,238       1,817,814
      Joe F. Hanauer                                                  86,029,357       1,826,695
      John E. Neal                                                    86,032,913       1,823,139
      Weston W. Marsh                                                 85,902,471       1,953,581
      William R. Rybak                                                85,993,131       1,862,921

2) Approval of changes to the fundamental investment restrictions regarding:

   (a) Diversification

                                                                   FOR           AGAINST       ABSTAIN       BROKER NON-VOTES
         --------------------------------------------------------------------------------------------------------------------
         Convertible Fund                                       14,721,698       559,794       533,776          6,630,048
         Convertible Growth & Income Fund                        7,024,407       306,345       264,538          3,679,194
         Market Neutral Fund                                    15,920,467       546,519       588,328          6,959,978
         Growth Fund                                            16,715,029       632,859       445,148          8,864,702
         Global Convertible Fund                                 1,300,852        68,494        39,718            426,411
         High Yield                                                818,032        17,955        12,949            268,600
         Mid Cap Value Fund                                         78,321             0             0             15,563

   (b) Investing in real estate, commodities or commodities contracts

                                                                   FOR           AGAINST       ABSTAIN       BROKER NON-VOTES
         --------------------------------------------------------------------------------------------------------------------
         Convertible Fund                                       14,335,565       955,958       523,745          6,630,048
         Convertible Growth & Income Fund                        6,758,904       559,660       276,726          3,679,194
         Market Neutral Fund                                    15,626,304       752,522       676,488          6,959,978
         Growth Fund                                            16,442,697       919,346       430,993          8,864,702
         Global Convertible Fund                                 1,318,984        49,555        40,525            426,411
         High Yield                                                811,328        24,759        12,849            268,600
         Mid Cap Value Fund                                         78,321             0             0             15,563

   (c) Investing in illiquid securities

                                                                  FOR            AGAINST        ABSTAIN       BROKER NON-VOTES
         ---------------------------------------------------------------------------------------------------------------------
         Convertible Fund                                      14,099,815       1,110,189       605,264          6,630,048
         Convertible Growth & Income Fund                       6,617,787         612,861       364,642          3,679,194
         Market Neutral Fund                                   14,694,874       1,533,950       826,490          6,959,978
         Growth Fund                                           16,279,734       1,014,321       498,981          8,864,702
         Global Convertible Fund                                1,279,534          99,941        29,588            426,411
         High Yield                                               807,912          25,984        15,040            268,600
         Mid Cap Value Fund                                        78,321               0             0             15,563

                          SPECIAL SHAREHOLDERS MEETING

   (d) Borrowing

                                                                  FOR            AGAINST        ABSTAIN       BROKER NON-VOTES
         ---------------------------------------------------------------------------------------------------------------------
         Convertible Fund                                      14,055,740       1,176,687       582,841          6,630,048
         Convertible Growth & Income Fund                       6,666,887         624,195       304,208          3,679,194
         Market Neutral Fund                                   14,689,716       1,592,684       772,914          6,959,978
         Growth Fund                                           16,247,488       1,053,892       491,656          8,864,702
         Global Convertible Fund                                1,293,213          86,263        29,588            426,411
         High Yield                                               807,740          27,462        13,734            268,600
         Mid Cap Value Fund                                        78,321               0             0             15,563

   (e) Senior securities

                                                                   FOR           AGAINST       ABSTAIN       BROKER NON-VOTES
         --------------------------------------------------------------------------------------------------------------------
         Convertible Fund                                       14,369,100       843,191       602,977          6,630,048
         Convertible Growth & Income Fund                        6,792,727       395,454       407,409          3,679,194
         Market Neutral Fund                                    15,496,240       760,360       798,714          6,959,978
         Growth Fund                                            16,486,565       798,410       508,061          8,864,702
         Global Convertible Fund                                 1,303,190        76,286        29,588            426,411
         High Yield                                                813,683        20,909        14,344            268,600
         Mid Cap Value Fund                                         78,321             0             0             15,563

    FOR 24 HOUR SHAREHOLDER ASSISTANCE
    800.823.7386

    TO OPEN AN ACCOUNT OR OBTAIN INFORMATION
    800.582.6959

    VISIT OUR WEB-SITE
    www.calamos.com

    INVESTMENT ADVISOR
    CALAMOS ASSET MANAGEMENT, INC.
    1111 E. Warrenville Road
    Naperville, IL 60563-1463

    TRANSFER AGENT
    US Bancorp Fund Services, LLC
    615 E. Michigan St. 3rd floor
    Milwaukee, WI 53202

    INDEPENDENT AUDITORS
    Ernst & Young LLP
    Chicago, IL

    LEGAL COUNSEL
    Bell, Boyd & Lloyd

    Chicago, IL

CALAMOS INVESTMENT TRUST

This report, including the unaudited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless it is accompanied by a currently effective prospectus of the Funds, and, after December 31, 2002, updated performance data for the most recently completed calendar quarter. The views expressed in this report reflect those of Calamos Asset Management, Inc. only through September 30, 2002. The manager's views are
subject to change at any time based on market and other conditions.         1400